Schedule of Investments (unaudited)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AAR Corp.(a)	779,873	$32,629,886
Aerojet Rocketdyne Holdings Inc.(a)	1,800,525	73,101,315
Aerovironment Inc.(a)(b)	526,304	43,262,189
AerSale Corp.(a)(b)	320,718	4,653,618
Archer Aviation Inc., Class A(a)(b)	2,750,811	8,472,498
Astra Space Inc.(a)(b)	3,266,053	4,245,869
Astronics Corp.(a)(b)	559,913	5,694,315
Cadre Holdings Inc.(b)	383,526	7,543,956
Ducommun Inc.(a)(b)	245,887	10,582,976
Kaman Corp.	650,133	20,316,656
Kratos Defense & Security Solutions Inc.(a)(b)	2,819,077	39,128,789
Maxar Technologies Inc.(b)	1,632,643	42,595,656
Momentus Inc.(a)(b)	1,135,243	2,452,125
Moog Inc., Class A	651,412	51,715,599
National Presto Industries Inc.	116,160	7,624,742
Park Aerospace Corp.	451,052	5,755,424
Parsons Corp.(a)(b)	775,969	31,364,667
Redwire Corp.(a)	398,108	1,210,248
Rocket Lab USA Inc.(a)(b)	4,887,029	18,521,840
Terran Orbital Corp.(a)	485,132	2,221,905
Triumph Group Inc.(a)	1,455,944	19,349,496
Vectrus Inc.(a)(b)	260,202	8,706,359
Virgin Galactic Holdings Inc.(a)(b)	5,194,811	31,272,762
		472,422,890
Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)(b)	1,331,999	38,268,331
Atlas Air Worldwide Holdings Inc.(a)(b)	640,878	39,548,581
Forward Air Corp.(b)	604,685	55,606,833
Hub Group Inc., Class A(a)	755,526	53,597,015
Radiant Logistics Inc.(a)	887,486	6,585,146
		193,605,906
Airlines — 0.4%
Allegiant Travel Co.(a)(b)	356,823	40,353,113
Blade Air Mobility Inc.(a)	1,212,220	5,406,501
Frontier Group Holdings Inc.(a)(b)	808,012	7,571,072
Hawaiian Holdings Inc.(a)(b)	1,147,787	16,424,832
Joby Aviation Inc., Class A(a)(b)	5,704,586	28,009,517
SkyWest Inc.(a)(b)	1,136,559	24,151,879
Spirit Airlines Inc.(a)(b)	2,455,835	58,547,106
Sun Country Airlines Holdings Inc.(a)(b)	737,696	13,529,345
Wheels Up Experience Inc.(a)(b)	3,368,947	6,569,447
		200,562,812
Auto Components — 1.3%
Adient PLC(a)(b)	2,152,205	63,769,834
American Axle & Manufacturing Holdings Inc.(a)(b)	2,576,869	19,403,824
Dana Inc.	2,908,605	40,924,072
Dorman Products Inc.(a)(b)	585,388	64,222,918
Fox Factory Holding Corp.(a)(b)	952,743	76,733,921
Gentherm Inc.(a)(b)	738,867	46,112,689
Goodyear Tire & Rubber Co. (The)(a)(b)	6,342,495	67,928,121
Holley Inc.(a)	1,052,416	11,050,368
LCI Industries	559,551	62,602,566
Luminar Technologies Inc.(a)(b)	5,431,579	32,209,263
Modine Manufacturing Co.(a)	1,142,473	12,030,241
Motorcar Parts of America Inc.(a)(b)	418,957	5,496,716
Patrick Industries Inc.	493,185	25,566,710
Solid Power Inc.(a)(b)	1,238,783	6,664,653
Standard Motor Products Inc.	444,552	20,000,394
Security	Shares	Value

Auto Components (continued)
Stoneridge Inc.(a)(b)	587,878	$10,082,108
Tenneco Inc., Class A(a)(b)	1,863,899	31,984,507
Visteon Corp.(a)(b)	626,829	64,926,948
XPEL Inc.(a)(b)	485,657	22,306,226
		684,016,079
Automobiles — 0.2%
Canoo Inc.(a)(b)	2,436,145	4,506,868
Cenntro Electric Group Ltd.(a)	4,020,219	6,070,531
Faraday Future Intelligent Electric Inc., Class E(a)	2,165,345	5,629,897
Fisker Inc.(a)(b)	3,656,348	31,334,902
Lordstown Motors Corp., Class A(a)(b)	3,649,969	5,766,951
Mullen Automotive Inc.(a)(b)	465,528	474,839
Winnebago Industries Inc.(b)	726,525	35,280,054
Workhorse Group Inc.(a)(b)	3,389,680	8,813,168
		97,877,210
Banks — 9.5%
1st Source Corp.	382,589	17,369,541
ACNB Corp.(b)	188,247	5,589,053
Allegiance Bancshares Inc.(b)	422,668	15,959,944
Amalgamated Financial Corp.	329,984	6,527,084
Amerant Bancorp Inc.(b)	612,236	17,216,076
American National Bankshares Inc.	248,871	8,613,425
Ameris Bancorp.	1,459,057	58,624,910
Arrow Financial Corp.	320,415	10,192,401
Associated Banc-Corp.	3,422,837	62,501,004
Atlantic Union Bankshares Corp.	1,686,998	57,222,972
Banc of California Inc.	1,263,491	22,262,711
BancFirst Corp.	444,474	42,540,607
Bancorp. Inc. (The)(a)(b)	1,176,691	22,969,008
Bank First Corp.(b)	155,098	11,757,979
Bank of Marin Bancorp., Class A	369,220	11,733,812
Bank of NT Butterfield & Son Ltd. (The)	1,143,359	35,661,367
BankUnited Inc.	1,810,486	64,398,987
Bankwell Financial Group Inc.(b)	125,529	3,897,675
Banner Corp.	688,510	38,701,147
Bar Harbor Bankshares	341,022	8,818,829
Baycom Corp.	286,342	5,921,553
BCB Bancorp. Inc.	320,204	5,453,074
Berkshire Hills Bancorp. Inc.(b)	963,165	23,857,597
Blue Ridge Bankshares Inc.	409,337	6,271,043
Brookline Bancorp. Inc.	1,705,863	22,705,037
Business First Bancshares Inc.	456,807	9,734,557
Byline Bancorp Inc.	582,229	13,857,050
Cadence Bank	3,760,243	88,290,506
Cambridge Bancorp.	158,715	13,125,730
Camden National Corp.	343,886	15,148,178
Capital Bancorp Inc./MD	201,154	4,365,042
Capital City Bank Group Inc.	315,998	8,813,184
Capstar Financial Holdings Inc.	489,034	9,594,847
Carter Bankshares Inc.(a)(b)	607,314	8,016,545
Cathay General Bancorp.	1,652,766	64,705,789
CBTX Inc.(b)	446,064	11,860,842
Central Pacific Financial Corp.	550,458	11,807,324
Citizens & Northern Corp.	357,779	8,647,518
City Holding Co.	331,877	26,510,335
Civista Bancshares Inc.	333,852	7,097,694
CNB Financial Corp./PA(b)	377,663	9,135,668
Coastal Financial Corp./WA(a)(b)	233,627	8,905,861
Colony Bankcorp Inc.	364,701	5,503,338
Columbia Banking System Inc.	1,723,015	49,364,380

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Community Bank System Inc.	1,164,247	$73,673,550
Community Trust Bancorp. Inc.	373,124	15,089,135
ConnectOne Bancorp. Inc.	855,252	20,910,911
CrossFirst Bankshares Inc.(a)(b)	1,096,122	14,468,810
Customers Bancorp. Inc.(a)(b)	674,293	22,858,533
CVB Financial Corp.	2,972,751	73,753,952
Dime Community Bancshares Inc.	777,323	23,047,627
Eagle Bancorp. Inc.	703,132	33,335,488
Eastern Bankshares Inc.(b)	3,615,123	66,735,171
Enterprise Bancorp. Inc./MA	206,448	6,645,561
Enterprise Financial Services Corp.(b)	811,035	33,657,952
Equity Bancshares Inc., Class A	322,801	9,412,877
Esquire Financial Holdings Inc.	154,295	5,138,023
Farmers & Merchants Bancorp. Inc./Archbold OH	269,844	8,956,122
Farmers National Banc Corp.	734,865	11,022,975
FB Financial Corp.	795,046	31,181,704
Financial Institutions Inc.	376,574	9,798,455
First Bancorp. Inc. (The)	238,676	7,191,308
First BanCorp./Puerto Rico	4,282,407	55,285,874
First Bancorp./Southern Pines NC	782,358	27,304,294
First Bancshares Inc. (The)	469,386	13,424,440
First Bank/Hamilton NJ(b)	364,009	5,088,846
First Busey Corp.	1,190,313	27,198,652
First Business Financial Services Inc.	178,717	5,574,183
First Commonwealth Financial Corp.	2,010,661	26,983,071
First Community Bankshares Inc.	389,726	11,461,842
First Financial Bancorp.	2,038,212	39,541,313
First Financial Bankshares Inc.	2,955,870	116,077,015
First Financial Corp./IN(b)	275,976	12,280,932
First Foundation Inc.(b)	1,164,396	23,846,830
First Guaranty Bancshares Inc.	91,821	2,232,169
First Internet Bancorp.	224,939	8,282,254
First Interstate BancSystem Inc., Class A	2,132,789	81,280,589
First Merchants Corp.	1,306,174	46,525,918
First Mid Bancshares Inc.	385,984	13,768,049
First of Long Island Corp. (The)	532,937	9,342,386
First Western Financial Inc.(a)(b)	175,911	4,783,020
Five Star Bancorp.	243,345	6,429,175
Flushing Financial Corp.	682,062	14,500,638
Fulton Financial Corp.	3,658,609	52,866,900
FVCBankcorp Inc.(a)(b)	266,199	5,012,527
German American Bancorp. Inc.	587,138	20,068,377
Glacier Bancorp. Inc.	2,485,486	117,861,746
Great Southern Bancorp. Inc.	210,750	12,341,520
Guaranty Bancshares Inc./TX(b)	183,700	6,659,125
Hancock Whitney Corp.	1,968,394	87,258,906
Hanmi Financial Corp.	640,061	14,362,969
HarborOne Bancorp Inc.	1,092,329	15,063,217
HBT Financial Inc.	215,600	3,852,772
Heartland Financial USA Inc.	933,556	38,779,916
Heritage Commerce Corp.	1,359,050	14,528,244
Heritage Financial Corp./WA	762,866	19,193,709
Hilltop Holdings Inc.(b)	1,422,986	37,936,807
Home BancShares Inc./AR	4,326,836	89,868,384
HomeStreet Inc.	396,143	13,734,278
HomeTrust Bancshares Inc.(b)	368,750	9,218,750
Hope Bancorp Inc.	2,553,370	35,338,641
Horizon Bancorp Inc./IN	959,274	16,710,553
Independent Bank Corp.	1,014,565	80,586,898
Independent Bank Corp./MI	491,571	9,477,489
Security	Shares	Value

Banks (continued)
Independent Bank Group Inc.	824,940	$56,021,675
International Bancshares Corp.	1,252,563	50,202,725
John Marshall Bancorp Inc.(b)	253,886	5,722,590
Lakeland Bancorp. Inc.	1,447,282	21,159,263
Lakeland Financial Corp.	547,748	36,381,422
Live Oak Bancshares Inc.(b)	755,850	25,615,756
Macatawa Bank Corp.	613,723	5,425,311
Mercantile Bank Corp.	373,042	11,918,692
Meta Financial Group Inc.	652,891	25,247,295
Metrocity Bankshares Inc.	449,596	9,131,295
Metropolitan Bank Holding Corp.(a)(b)	236,343	16,406,931
Mid Penn Bancorp. Inc.	328,052	8,847,562
Midland States Bancorp. Inc.	502,814	12,087,649
MidWestOne Financial Group Inc.	339,326	10,084,769
MVB Financial Corp.	230,327	7,165,473
National Bank Holdings Corp., Class A	654,026	25,029,575
NBT Bancorp. Inc.	932,209	35,041,736
Nicolet Bankshares Inc.(a)(b)	287,791	20,818,801
Northeast Bank	149,725	5,469,454
Northwest Bancshares Inc.	2,643,639	33,838,579
OceanFirst Financial Corp.	1,337,399	25,584,443
OFG Bancorp.	1,067,854	27,123,492
Old National Bancorp./IN	6,678,365	98,773,018
Old Second Bancorp. Inc.	944,919	12,643,016
Origin Bancorp Inc.	529,960	20,562,448
Orrstown Financial Services Inc.	250,057	6,043,878
Pacific Premier Bancorp. Inc.	2,030,659	59,376,469
Park National Corp.	329,263	39,923,139
Parke Bancorp. Inc.	225,208	4,720,360
PCB Bancorp.	259,273	4,843,220
Peapack Gladstone Financial Corp.	413,089	12,268,743
Peoples Bancorp. Inc./OH.	609,391	16,209,801
Peoples Financial Services Corp.	162,932	9,098,123
Preferred Bank/Los Angeles CA	217,251	14,777,413
Premier Financial Corp.	830,476	21,052,567
Primis Financial Corp.	571,995	7,796,292
Professional Holding Corp., Class A(a)(b)	288,042	5,775,242
QCR Holdings Inc.	387,208	20,905,360
RBB Bancorp.	340,028	7,028,379
Red River Bancshares Inc.(b)	105,932	5,728,803
Renasant Corp.	1,225,642	35,310,746
Republic Bancorp. Inc./KY, Class A	217,788	10,508,271
Republic First Bancorp. Inc.(a)(b)	969,491	3,693,761
S&T Bancorp. Inc.	794,390	21,790,118
Sandy Spring Bancorp. Inc.	1,014,616	39,641,047
Seacoast Banking Corp. of Florida	1,281,128	42,328,469
ServisFirst Bancshares Inc.	1,121,100	88,477,212
Shore Bancshares Inc.	396,479	7,334,861
Sierra Bancorp.	329,493	7,159,883
Silvergate Capital Corp., Class A(a)(b)	713,426	38,189,694
Simmons First National Corp., Class A	2,713,592	57,690,966
SmartFinancial Inc.	321,846	7,775,799
South Plains Financial Inc.	250,958	6,058,126
Southern First Bancshares Inc.(a)(b)	179,695	7,832,905
Southside Bancshares Inc.	680,863	25,477,893
SouthState Corp.	1,701,907	131,302,125
Stock Yards Bancorp. Inc.(b)	639,380	38,247,712
Summit Financial Group Inc.	262,734	7,298,751
Texas Capital Bancshares Inc.(a)	1,161,895	61,162,153
Third Coast Bancshares Inc.(a)(b)	253,427	5,550,051

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Tompkins Financial Corp.	323,035	$23,290,823
Towne Bank/Portsmouth VA	1,533,902	41,645,439
TriCo Bancshares	706,318	32,236,354
Triumph Bancorp. Inc.(a)(b)	545,079	34,100,142
Trustmark Corp.	1,358,441	39,652,893
UMB Financial Corp.(b)	1,004,396	86,478,496
United Bankshares Inc./WV	2,987,289	104,764,225
United Community Banks Inc./GA	2,237,778	67,558,518
Unity Bancorp. Inc.(b)	156,854	4,153,494
Univest Financial Corp.	693,522	17,643,200
USCB Financial Holdings Inc.(a)(b)	240,171	2,771,573
Valley National Bancorp.	9,803,040	102,049,646
Veritex Holdings Inc.	1,124,669	32,907,815
Washington Federal Inc.	1,499,232	45,006,945
Washington Trust Bancorp. Inc.	405,914	19,634,060
WesBanco Inc.	1,323,046	41,953,789
West Bancorp. Inc.	374,801	9,122,656
Westamerica Bancorp.	581,412	32,361,392
		4,902,075,358
Beverages — 0.5%
Celsius Holdings Inc.(a)(b)	1,235,722	80,643,218
Coca-Cola Consolidated Inc.(b)	105,076	59,252,356
Duckhorn Portfolio Inc. (The)(a)(b)	846,233	17,821,667
MGP Ingredients Inc.(b)	316,591	31,687,593
National Beverage Corp.	529,306	25,904,236
Primo Water Corp.(b)	3,569,291	47,757,114
Vintage Wine Estates Inc.(a)(b)	634,635	4,988,231
Vita Coco Co. Inc. (The)(a)(b)	582,460	5,702,283
		273,756,698
Biotechnology — 7.2%
2seventy bio Inc.(a)(b)	829,105	10,944,186
4D Molecular Therapeutics Inc.(a)(b)	662,732	4,625,869
Aadi Bioscience Inc.(a)(b)	298,077	3,672,309
ACADIA Pharmaceuticals Inc.(a)(b)	2,700,143	38,045,015
Adagio Therapeutics Inc.(a)(b)	1,310,700	4,299,096
Adicet Bio Inc.(a)(b)	621,276	9,070,630
ADMA Biologics Inc.(a)	3,952,295	7,825,544
Aerovate Therapeutics Inc.(a)(b)	234,184	3,660,296
Affimed NV(a)(b)	3,177,702	8,802,235
Agenus Inc.(a)(b)	6,045,372	11,728,022
Agios Pharmaceuticals Inc.(a)(b)	1,243,475	27,567,841
Akero Therapeutics Inc.(a)(b)	634,357	5,994,674
Albireo Pharma Inc.(a)(b)	401,283	7,969,480
Alector Inc.(a)(b)	1,401,108	14,235,257
Alkermes PLC(a)(b)	3,679,138	109,601,521
Allogene Therapeutics Inc.(a)(b)	1,786,034	20,360,788
Allovir Inc.(a)(b)	675,238	2,633,428
Alpine Immune Sciences Inc.(a)	335,957	2,858,994
ALX Oncology Holdings Inc.(a)(b)	501,994	4,061,131
Amicus Therapeutics Inc.(a)(b)	6,212,893	66,726,471
AnaptysBio Inc.(a)(b)	442,673	8,986,262
Anavex Life Sciences Corp.(a)(b)	1,547,825	15,493,728
Anika Therapeutics Inc.(a)	330,226	7,370,644
Apellis Pharmaceuticals Inc.(a)(b)	2,051,678	92,776,879
Arbutus Biopharma Corp.(a)(b)	2,378,016	6,444,423
Arcellx Inc.(a)(b)	220,958	3,994,921
Arcturus Therapeutics Holdings Inc.(a)(b)	525,457	8,270,693
Arcus Biosciences Inc.(a)(b)	1,143,801	28,983,917
Arcutis Biotherapeutics Inc.(a)(b)	775,435	16,524,520
Arrowhead Pharmaceuticals Inc.(a)(b)	2,336,093	82,253,834
Security	Shares	Value

Biotechnology (continued)
Atara Biotherapeutics Inc.(a)(b)	2,080,534	$16,207,360
Aura Biosciences Inc.(a)(b)	380,448	5,390,948
Aurinia Pharmaceuticals Inc.(a)(b)	3,039,269	30,544,653
Avid Bioservices Inc.(a)(b)	1,387,570	21,174,318
Avidity Biosciences Inc.(a)(b)	1,077,607	15,657,630
Beam Therapeutics Inc.(a)(b)	1,439,018	55,704,387
BioCryst Pharmaceuticals Inc.(a)(b)	4,170,571	44,124,641
Biohaven Pharmaceutical Holding Co. Ltd.(a)	1,404,516	204,652,026
Bioxcel Therapeutics Inc.(a)(b)	411,920	5,437,344
Bluebird Bio Inc.(a)(b)	1,541,075	6,380,050
Blueprint Medicines Corp.(a)(b)	1,352,937	68,336,848
Bridgebio Pharma Inc.(a)(b)	2,423,976	22,009,702
C4 Therapeutics Inc.(a)(b)	893,135	6,734,238
CareDx Inc.(a)(b)	1,172,815	25,192,066
Caribou Biosciences Inc.(a)(b)	1,227,880	6,667,388
Catalyst Pharmaceuticals Inc.(a)(b)	2,272,680	15,931,487
Celldex Therapeutics Inc.(a)(b)	1,036,957	27,956,361
Celularity Inc.(b)	363,353	1,235,400
Century Therapeutics Inc.(a)(b)	441,687	3,710,171
Cerevel Therapeutics Holdings Inc.(a)(b)	1,230,785	32,541,955
ChemoCentryx Inc.(a)(b)	1,407,044	34,866,550
Chimerix Inc.(a)(b)	1,925,235	4,004,489
Chinook Therapeutics Inc.(a)(b)	956,784	16,734,152
Cogent Biosciences Inc.(a)(b)	998,631	9,007,652
Coherus Biosciences Inc.(a)(b)	1,695,451	12,275,065
Contra GTX Inc., NVS(a)(b)(c)	13,273	13,605
Crinetics Pharmaceuticals Inc.(a)(b)	1,166,629	21,757,631
CTI BioPharma Corp.(a)(b)	2,030,977	12,124,933
Cullinan Oncology Inc.(a)(b)	673,101	8,629,155
Cytokinetics Inc.(a)(b)	1,851,743	72,754,982
Day One Biopharmaceuticals Inc.(a)(b)	520,146	9,310,613
Deciphera Pharmaceuticals Inc.(a)(b)	1,012,964	13,320,477
Denali Therapeutics Inc.(a)(b)	2,229,395	65,611,095
Design Therapeutics Inc.(a)(b)	739,597	10,354,358
Dynavax Technologies Corp.(a)(b)	2,639,290	33,228,661
Dyne Therapeutics Inc.(a)(b)	686,024	4,712,985
Eagle Pharmaceuticals Inc./DE(a)(b)	239,054	10,621,169
Editas Medicine Inc.(a)(b)	1,589,542	18,804,282
Eiger BioPharmaceuticals Inc.(a)(b)	910,543	5,736,421
Emergent BioSolutions Inc.(a)(b)	1,152,625	35,777,480
Enanta Pharmaceuticals Inc.(a)	449,933	21,268,333
Enochian Biosciences Inc.(a)(b)	361,665	698,013
EQRx Inc.(a)(b)	3,009,847	14,116,182
Erasca Inc.(a)(b)	1,385,874	7,719,318
Fate Therapeutics Inc.(a)(b)	1,870,798	46,358,374
FibroGen Inc.(a)(b)	2,020,686	21,338,444
Foghorn Therapeutics Inc.(a)(b)	446,821	6,076,766
Forma Therapeutics Holdings Inc.(a)	770,584	5,309,324
Generation Bio Co.(a)(b)	995,763	6,532,205
Geron Corp.(a)(b)	7,853,874	12,173,505
Global Blood Therapeutics Inc.(a)(b)	1,428,625	45,644,569
Gossamer Bio Inc.(a)(b)	1,425,384	11,930,464
GreenLight Bioscience Inc., NVS(a)(b)	263,579	582,510
Halozyme Therapeutics Inc.(a)(b)	3,050,797	134,235,068
Heron Therapeutics Inc.(a)(b)	2,248,602	6,273,600
HilleVax Inc.(a)	257,031	2,809,349
Humacyte Inc.(a)(b)	389,029	1,248,783
Icosavax Inc.(a)(b)	521,632	2,988,951
Ideaya Biosciences Inc.(a)(b)	795,231	10,974,188
IGM Biosciences Inc.(a)(b)	233,593	4,211,682

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Imago Biosciences Inc.(a)(b)	575,874	$7,710,953
ImmunityBio Inc.(a)(b)	1,892,220	7,039,058
ImmunoGen Inc.(a)(b)	5,035,543	22,659,943
Immunovant Inc.(a)(b)	908,284	3,542,308
Inhibrx Inc.(a)(b)	639,944	7,263,364
Inovio Pharmaceuticals Inc.(a)(b)	5,079,912	8,788,248
Insmed Inc.(a)(b)	2,712,802	53,496,455
Instil Bio Inc.(a)(b)	1,566,361	7,236,588
Intellia Therapeutics Inc.(a)(b)	1,704,235	88,211,204
Intercept Pharmaceuticals Inc.(a)(b)	572,521	7,906,515
Iovance Biotherapeutics Inc.(a)(b)	3,430,761	37,875,601
Ironwood Pharmaceuticals Inc.(a)(b)	3,055,117	35,225,499
iTeos Therapeutics Inc.(a)(b)	520,640	10,725,184
IVERIC bio Inc.(a)(b)	2,634,652	25,345,352
Janux Therapeutics Inc.(a)(b)	376,215	4,593,585
Jounce Therapeutics Inc.(a)	760,625	2,304,694
KalVista Pharmaceuticals Inc.(a)(b)	510,856	5,026,823
Karuna Therapeutics Inc.(a)	595,041	75,278,637
Karyopharm Therapeutics Inc.(a)(b)	1,825,523	8,233,109
Keros Therapeutics Inc.(a)(b)	380,068	10,501,279
Kezar Life Sciences Inc.(a)(b)	1,044,324	8,636,559
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	664,811	6,442,019
Kinnate Biopharma Inc.(a)(b)	652,648	8,229,891
Kodiak Sciences Inc.(a)(b)	762,528	5,825,714
Kronos Bio Inc.(a)(b)	887,906	3,231,978
Krystal Biotech Inc.(a)(b)	465,444	30,561,053
Kura Oncology Inc.(a)(b)	1,481,943	27,164,015
Kymera Therapeutics Inc.(a)(b)	853,372	16,802,895
Lexicon Pharmaceuticals Inc.(a)(b)	1,563,413	2,907,948
Ligand Pharmaceuticals Inc.(a)(b)	350,364	31,259,476
Lyell Immunopharma Inc.(a)(b)	3,853,147	25,122,518
MacroGenics Inc.(a)(b)	1,368,223	4,036,258
Madrigal Pharmaceuticals Inc.(a)(b)	287,137	20,553,266
MannKind Corp.(a)(b)	5,738,943	21,865,373
MeiraGTx Holdings PLC(a)(b)	680,689	5,152,816
Mersana Therapeutics Inc.(a)(b)	1,968,502	9,094,479
MiMedx Group Inc.(a)(b)	2,662,982	9,240,547
Mirum Pharmaceuticals Inc.(a)(b)	337,135	6,560,647
Monte Rosa Therapeutics Inc.(a)(b)	633,723	6,128,101
Morphic Holding Inc.(a)(b)	578,535	12,554,209
Myriad Genetics Inc.(a)(b)	1,835,394	33,349,109
Nkarta Inc.(a)(b)	721,955	8,894,486
Nurix Therapeutics Inc.(a)(b)	985,449	12,485,639
Nuvalent Inc., Class A(a)(b)	399,383	5,415,633
Ocugen Inc.(a)(b)	4,888,421	11,096,716
Organogenesis Holdings Inc., Class A(a)(b)	1,543,012	7,529,899
Outlook Therapeutics Inc.(a)(b)	2,523,382	2,573,850
Pardes Biosciences Inc.(a)(b)	544,117	1,670,439
PDL BioPharma Inc.(a)(c)	11,853	11,326
PepGen Inc.(a)	160,325	1,592,027
PMV Pharmaceuticals Inc.(a)(b)	836,457	11,919,512
Point Biopharma Global Inc.(a)(b)	1,584,821	10,792,631
Praxis Precision Medicines Inc.(a)(b)	955,980	2,342,151
Precigen Inc.(a)(b)	2,177,557	2,917,926
Prometheus Biosciences Inc.(a)(b)	663,225	18,722,842
Protagonist Therapeutics Inc.(a)(b)	1,020,256	8,070,225
Prothena Corp. PLC(a)(b)	801,467	21,759,829
PTC Therapeutics Inc.(a)	1,576,849	63,168,571
Radius Health Inc.(a)(b)	1,078,086	11,179,752
Rallybio Corp.(a)(b)	411,529	3,107,044
Security	Shares	Value

Biotechnology (continued)
RAPT Therapeutics Inc.(a)(b)	583,712	$10,652,744
Recursion Pharmaceuticals Inc., Class A(a)(b)	3,019,629	24,579,780
REGENXBIO Inc.(a)(b)	923,761	22,816,897
Relay Therapeutics Inc.(a)(b)	1,716,796	28,756,333
Replimune Group Inc.(a)(b)	713,377	12,469,830
REVOLUTION Medicines Inc.(a)(b)	1,418,898	27,654,322
Rigel Pharmaceuticals Inc.(a)(b)	3,908,022	4,416,065
Rocket Pharmaceuticals Inc.(a)(b)	971,816	13,372,188
Sage Therapeutics Inc.(a)(b)	1,178,429	38,063,257
Sana Biotechnology Inc.(a)(b)	1,966,177	12,642,518
Sangamo Therapeutics Inc.(a)(b)	2,703,711	11,193,363
Seres Therapeutics Inc.(a)(b)	1,593,844	5,466,885
Sierra Oncology Inc.(a)	330,683	18,184,258
Sorrento Therapeutics Inc.(a)(b)	8,544,184	17,173,810
SpringWorks Therapeutics Inc.(a)(b)	781,255	19,234,498
Stoke Therapeutics Inc.(a)(b)	509,795	6,734,392
Sutro Biopharma Inc.(a)(b)	982,504	5,118,846
Syndax Pharmaceuticals Inc.(a)(b)	1,149,740	22,120,998
Talaris Therapeutics Inc.(a)(b)	427,810	1,929,423
Tango Therapeutics Inc.(a)(b)	946,337	4,286,907
Tenaya Therapeutics Inc.(a)(b)	650,030	3,659,669
TG Therapeutics Inc.(a)(b)	3,048,090	12,954,382
Tonix Pharmaceuticals Holding Corp.(a)(b)	1	2
Travere Therapeutics Inc.(a)(b)	1,373,490	33,279,663
Turning Point Therapeutics Inc.(a)(b)	1,033,004	77,733,551
Twist Bioscience Corp.(a)(b)	1,278,383	44,692,270
Tyra Biosciences Inc.(a)(b)	262,281	1,875,309
Vanda Pharmaceuticals Inc.(a)	1,232,074	13,429,607
Vaxart Inc.(a)(b)	2,940,922	10,293,227
Vaxcyte Inc.(a)(b)	1,200,405	26,120,813
VBI Vaccines Inc.(a)(b)	4,293,781	3,471,522
Vera Therapeutics Inc.(a)(b)	296,301	4,032,657
Veracyte Inc.(a)(b)	1,615,652	32,151,475
Vericel Corp.(a)(b)	1,058,831	26,661,365
Verve Therapeutics Inc.(a)(b)	860,422	13,147,248
Vir Biotechnology Inc.(a)(b)	1,637,776	41,714,155
Viridian Therapeutics Inc.(a)(b)	550,717	6,371,796
VistaGen Therapeutics Inc.(a)(b)	4,393,708	3,866,463
Werewolf Therapeutics Inc.(a)	32,207	131,727
Xencor Inc.(a)(b)	1,301,481	35,621,535
Y-mAbs Therapeutics Inc.(a)(b)	801,770	12,130,780
Zentalis Pharmaceuticals Inc.(a)(b)	853,607	23,986,357
		3,676,633,619
Building Products — 1.4%
AAON Inc.	972,250	53,240,410
American Woodmark Corp.(a)	371,637	16,727,381
Apogee Enterprises Inc.	500,215	19,618,432
Caesarstone Ltd.	533,655	4,872,270
Cornerstone Building Brands Inc.(a)(b)	1,431,358	35,053,957
CSW Industrials Inc.(b)	335,078	34,523,086
Gibraltar Industries Inc.(a)	743,630	28,815,663
Griffon Corp.	1,033,413	28,966,566
Insteel Industries Inc.	427,555	14,395,777
Janus International Group Inc.(a)(b)	1,822,102	16,453,581
JELD-WEN Holding Inc.(a)(b)	2,003,278	29,227,826
Masonite International Corp.(a)(b)	517,750	39,778,733
PGT Innovations Inc.(a)	1,302,501	21,673,617
Quanex Building Products Corp.	745,454	16,959,079
Resideo Technologies Inc.(a)(b)	3,294,867	63,986,317
Simpson Manufacturing Co. Inc.(b)	978,141	98,410,766

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
UFP Industries Inc.(b)	1,374,686	$93,671,104
View Inc.(a)(b)	2,439,796	3,952,470
Zurn Water Solutions Corp.	2,803,629	76,370,854
		696,697,889
Capital Markets — 1.5%
Artisan Partners Asset Management Inc., Class A	1,371,137	48,771,343
Assetmark Financial Holdings Inc.(a)(b)	436,933	8,201,232
Associated Capital Group Inc., Class A(b)	38,514	1,379,957
B. Riley Financial Inc.	456,349	19,280,745
Bakkt Holdings Inc.(a)	1,387,890	2,914,569
BGC Partners Inc., Class A	7,207,769	24,290,182
Blucora Inc.(a)(b)	1,053,104	19,440,300
BrightSphere Investment Group Inc.	739,915	13,325,869
Cohen & Steers Inc.	584,197	37,149,087
Cowen Inc., Class A	607,457	14,390,656
Diamond Hill Investment Group Inc.	70,830	12,298,921
Donnelley Financial Solutions Inc.(a)	624,355	18,287,358
Federated Hermes Inc.	1,989,503	63,246,300
Focus Financial Partners Inc., Class A(a)(b)	1,337,950	45,570,577
GAMCO Investors Inc., Class A(b)	134,056	2,801,770
GCM Grosvenor Inc., Class A	1,018,494	6,976,684
Hamilton Lane Inc., Class A(b)	798,372	53,634,631
Houlihan Lokey Inc.	1,150,083	90,776,051
Manning & Napier Inc.	330,654	4,123,255
MarketWise Inc.(a)	268,750	967,500
Moelis & Co., Class A	1,466,936	57,723,932
Open Lending Corp., Class A(a)(b)	2,408,239	24,636,285
Oppenheimer Holdings Inc., Class A, NVS	206,353	6,817,903
Perella Weinberg Partners	1,040,997	6,069,013
Piper Sandler Cos.	396,248	44,918,673
PJT Partners Inc., Class A(b)	543,153	38,172,793
Pzena Investment Management Inc., Class A(b)	367,430	2,421,364
Sculptor Capital Management Inc.	571,994	4,776,150
Silvercrest Asset Management Group Inc.,
Class A(b)	220,974	3,626,183
StepStone Group Inc., Class A	1,194,095	31,082,293
StoneX Group Inc.(a)	380,039	29,669,645
Value Line Inc.(b)	25,827	1,705,873
Victory Capital Holdings Inc., Class A	388,908	9,372,683
Virtus Investment Partners Inc.	160,957	27,526,866
WisdomTree Investments Inc.	3,049,806	15,462,517
		791,809,160
Chemicals — 2.2%
AdvanSix Inc.	608,175	20,337,372
American Vanguard Corp.	652,169	14,575,977
Amyris Inc.(a)(b)	4,495,879	8,317,376
Aspen Aerogels Inc.(a)(b)	612,441	6,050,917
Avient Corp.(b)	2,067,050	82,847,364
Balchem Corp.	712,615	92,454,670
Cabot Corp.(b)	1,255,158	80,066,529
Chase Corp.	168,192	13,087,020
Danimer Scientific Inc.(a)(b)	2,076,081	9,466,929
Diversey Holdings Ltd.(a)(b)	1,785,528	11,784,485
Ecovyst Inc.	1,363,179	13,427,313
FutureFuel Corp.	614,694	4,474,972
GCP Applied Technologies Inc.(a)(b)	1,124,629	35,178,395
Hawkins Inc.	424,130	15,281,404
HB Fuller Co.(b)	1,205,180	72,563,888
Ingevity Corp.(a)	879,151	55,509,594
Innospec Inc.(b)	552,155	52,890,928
Security	Shares	Value

Chemicals (continued)
Intrepid Potash Inc.(a)(b)	256,870	$11,633,642
Koppers Holdings Inc.	465,697	10,543,380
Kronos Worldwide Inc.	512,393	9,428,031
Livent Corp.(a)(b)	3,664,126	83,139,019
LSB Industries Inc.(a)(b)	724,053	10,035,375
Minerals Technologies Inc.(b)	737,878	45,261,437
Origin Materials Inc.(a)(b)	2,445,561	12,521,272
Orion Engineered Carbons SA	1,384,453	21,500,555
Perimeter Solutions SA(a)(b)	2,722,983	29,517,136
PureCycle Technologies Inc.(a)(b)	2,430,920	18,037,426
Quaker Chemical Corp.(b)	305,872	45,733,981
Rayonier Advanced Materials Inc.(a)(b)	1,402,492	3,674,529
Schweitzer-Mauduit International Inc.	718,159	18,040,154
Sensient Technologies Corp.(b)	944,265	76,069,988
Stepan Co.(b)	479,866	48,634,419
Tredegar Corp.	586,888	5,868,880
Trinseo PLC	818,232	31,469,203
Tronox Holdings PLC, Class A	2,651,482	44,544,898
Valhi Inc.(b)	55,744	2,527,433
		1,116,495,891
Commercial Services & Supplies — 1.5%
ABM Industries Inc.	1,515,700	65,811,694
ACCO Brands Corp.	2,107,350	13,760,995
ACV Auctions Inc., Class A(a)(b)	2,584,015	16,899,458
Aris Water Solution Inc., Class A(b)	483,006	8,056,540
Brady Corp., Class A, NVS	1,053,529	49,768,710
BrightView Holdings Inc.(a)(b)	1,012,170	12,146,040
Brink’s Co. (The)(b)	1,046,796	63,550,985
Casella Waste Systems Inc., Class A(a)(b)	1,126,371	81,864,644
Cimpress PLC(a)(b)	400,934	15,596,333
CompX International Inc.(b)	40,746	944,900
CoreCivic Inc.(a)	2,700,297	30,000,300
Deluxe Corp.	965,580	20,924,119
Ennis Inc.	568,434	11,499,420
GEO Group Inc. (The)(a)(b)	2,595,671	17,131,429
Harsco Corp.(a)(b)	1,773,535	12,609,834
Healthcare Services Group Inc.	1,675,413	29,168,940
Heritage-Crystal Clean Inc.(a)(b)	358,692	9,670,336
HNI Corp.	946,663	32,839,739
Interface Inc.(b)	1,328,761	16,662,663
KAR Auction Services Inc.(a)(b)	2,694,788	39,802,019
Kimball International Inc., Class B	831,581	6,378,226
Li-Cycle Holdings Corp.(a)(b)	3,007,573	20,692,102
Matthews International Corp., Class A	718,186	20,590,393
MillerKnoll Inc.	1,716,328	45,087,937
Montrose Environmental Group Inc.(a)(b)	601,253	20,298,301
NL Industries Inc.(b)	206,257	2,035,757
Pitney Bowes Inc.	2,823,565	10,221,305
Quad/Graphics Inc.(a)(b)	640,640	1,761,760
SP Plus Corp.(a)(b)	527,337	16,199,793
Steelcase Inc., Class A	2,002,815	21,490,205
UniFirst Corp./MA	336,387	57,919,114
Viad Corp.(a)(b)	466,945	12,892,351
VSE Corp.	243,533	9,151,970
		793,428,312
Communications Equipment — 0.8%
ADTRAN Inc.	1,131,335	19,832,302
Aviat Networks Inc.(a)(b)	180,767	4,526,406
Calix Inc.(a)(b)	1,277,183	43,603,028
Cambium Networks Corp.(a)(b)	242,904	3,558,544

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Casa Systems Inc.(a)(b)	823,618	$3,236,819
Clearfield Inc.(a)(b)	261,974	16,229,289
CommScope Holding Co. Inc.(a)(b)	4,644,626	28,425,111
Comtech Telecommunications Corp.	594,392	5,391,135
Digi International Inc.(a)(b)	779,129	18,870,504
DZS Inc.(a)(b)	390,841	6,358,983
Extreme Networks Inc.(a)(b)	2,947,298	26,289,898
Harmonic Inc.(a)(b)	2,054,509	17,812,593
Infinera Corp.(a)(b)	4,199,756	22,510,692
Inseego Corp.(a)(b)	1,917,892	3,624,816
NETGEAR Inc.(a)(b)	659,798	12,219,459
NetScout Systems Inc.(a)(b)	1,603,115	54,265,443
Ondas Holdings Inc.(a)(b)	719,190	3,876,434
Plantronics Inc.(a)	944,244	37,467,602
Ribbon Communications Inc.(a)(b)	1,591,454	4,838,020
Viavi Solutions Inc.(a)(b)	5,191,968	68,689,737
		401,626,815
Construction & Engineering — 1.4%
Ameresco Inc., Class A(a)(b)	727,374	33,139,159
API Group Corp.(a)(b)	4,698,386	70,334,838
Arcosa Inc.(b)	1,095,112	50,846,050
Argan Inc.	309,012	11,532,328
Comfort Systems USA Inc.	795,317	66,130,609
Concrete Pumping Holdings Inc.(a)(b)	548,907	3,326,376
Construction Partners Inc., Class A(a)(b)	896,156	18,765,507
Dycom Industries Inc.(a)	651,394	60,605,698
EMCOR Group Inc.(b)	1,141,077	117,485,288
Fluor Corp.(a)(b)	3,215,807	78,272,742
Granite Construction Inc.	1,034,189	30,136,267
Great Lakes Dredge & Dock Corp.(a)(b)	1,463,274	19,183,522
IES Holdings Inc.(a)(b)	197,804	5,967,747
Infrastructure and Energy Alternatives Inc.(a)(b)	621,975	4,994,459
MYR Group Inc.(a)	367,889	32,422,058
Northwest Pipe Co.(a)	230,389	6,897,847
NV5 Global Inc.(a)(b)	306,196	35,745,321
Primoris Services Corp.(b)	1,214,130	26,419,469
Sterling Construction Co Inc(a)(b)	627,573	13,756,400
Tutor Perini Corp.(a)(b)	954,552	8,380,967
		694,342,652
Construction Materials — 0.1%
Summit Materials Inc., Class A(a)(b)	2,713,559	63,198,789
United States Lime & Minerals Inc(b)	47,721	5,039,338
		68,238,127
Consumer Finance — 0.7%
Atlanticus Holdings Corp.(a)(b)	113,063	3,976,426
Consumer Portfolio Services Inc.(a)	245,884	2,520,311
Curo Group Holdings Corp.	490,902	2,714,688
Encore Capital Group Inc.(a)(b)	547,373	31,621,738
Enova International Inc.(a)(b)	726,780	20,945,800
EZCORP Inc., Class A, NVS(a)(b)	1,162,962	8,733,845
FirstCash Holdings Inc.(b)	865,392	60,153,398
Green Dot Corp., Class A(a)	1,109,620	27,862,558
LendingClub Corp.(a)(b)	2,314,617	27,057,873
LendingTree Inc.(a)(b)	245,289	10,748,564
Moneylion Inc.(a)(b)	3,113,633	4,109,996
Navient Corp.	2,642,548	36,969,246
Nelnet Inc., Class A(b)	334,926	28,552,441
NerdWallet Inc., Class A(a)(b)	548,562	4,350,097
Oportun Financial Corp.(a)	602,105	4,979,408
Security	Shares	Value

Consumer Finance (continued)
OppFi Inc.(a)	225,711	$742,589
PRA Group Inc.(a)(b)	890,351	32,373,162
PROG Holdings Inc.(a)	1,259,939	20,788,993
Regional Management Corp.	177,243	6,623,571
Sunlight Financial Holdings Inc.(a)	545,185	1,608,296
World Acceptance Corp.(a)(b)	96,478	10,828,691
		348,261,691
Containers & Packaging — 0.3%
Cryptyde Inc.(a)	409,882	832,061
Greif Inc., Class A, NVS	570,342	35,577,934
Greif Inc., Class B	132,951	8,281,518
Myers Industries Inc.	829,665	18,858,285
O-I Glass Inc.(a)(b)	3,519,474	49,272,636
Pactiv Evergreen Inc.	991,290	9,873,248
Ranpak Holdings Corp.(a)(b)	1,050,591	7,354,137
TriMas Corp.(b)	974,856	26,993,763
		157,043,582
Distributors — 0.0%
Funko Inc., Class A(a)(b)	695,149	15,515,726
Weyco Group Inc.	131,482	3,214,735
		18,730,461
Diversified Consumer Services — 1.0%
2U Inc.(a)(b)	1,668,907	17,473,456
Adtalem Global Education Inc.(a)(b)	1,006,997	36,221,682
American Public Education Inc.(a)(b)	424,996	6,867,935
Beachbody Co. Inc. (The)(a)	2,141,602	2,569,922
Carriage Services Inc.(b)	311,655	12,357,121
Chegg Inc.(a)(b)	2,812,712	52,822,731
Coursera Inc.(a)(b)	2,588,538	36,705,469
Duolingo Inc, Class A(a)(b)	532,296	46,602,515
European Wax Center Inc., Class A(b)	465,087	8,194,833
frontdoor Inc.(a)(b)	1,881,209	45,299,513
Graham Holdings Co., Class B	86,160	48,838,934
Laureate Education Inc., Class A	2,547,319	29,472,481
Nerdy Inc.(a)	1,141,410	2,431,203
OneSpaWorld Holdings Ltd.(a)(b)	1,425,565	10,221,301
Perdoceo Education Corp.(a)(b)	1,598,269	18,827,609
PowerSchool Holdings Inc., Class A(a)(b)	1,037,123	12,497,332
Rover Group Inc.(a)(b)	1,988,591	7,477,102
StoneMor Inc.(a)(b)	734,925	2,513,444
Strategic Education Inc.	521,960	36,839,937
Stride Inc.(a)(b)	908,230	37,046,702
Udemy Inc.(a)(b)	1,648,663	16,832,849
Universal Technical Institute Inc.(a)	635,265	4,529,440
Vivint Smart Home Inc.(a)(b)	2,096,088	7,294,386
WW International Inc.(a)(b)	1,188,537	7,594,752
		507,532,649
Diversified Financial Services — 0.3%
Alerus Financial Corp.	353,232	8,410,454
A-Mark Precious Metals Inc.	419,320	13,523,070
Banco Latinoamericano de Comercio Exterior SA,
Class E.	691,573	9,177,174
Cannae Holdings Inc.(a)(b)	1,732,554	33,507,594
Compass Diversified Holdings	1,349,961	28,916,165
Jackson Financial Inc., Class A	1,732,467	46,343,492
SWK Holdings Corp.(a)(b)	25,730	449,503
		140,327,452
Diversified Telecommunication Services — 0.6%
Anterix Inc.(a)(b)	261,492	10,739,476

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
ATN International Inc.	253,971	$11,913,780
Bandwidth Inc., Class A(a)(b)	554,042	10,427,070
Charge Enterprises Inc.(a)(b)	2,439,052	11,634,278
Cogent Communications Holdings Inc.	977,952	59,420,363
Consolidated Communications Holdings Inc.(a)	1,665,688	11,659,816
EchoStar Corp., Class A(a)(b)	796,729	15,376,870
Globalstar Inc.(a)(b)	15,245,034	18,751,392
IDT Corp., Class B(a)(b)	337,968	8,499,895
Iridium Communications Inc.(a)	2,872,896	107,905,974
Liberty Latin America Ltd., Class A(a)(b)	983,949	7,674,802
Liberty Latin America Ltd., Class C, NVS(a)(b)	3,394,097	26,440,016
Ooma Inc.(a)(b)	498,226	5,898,996
Radius Global Infrastructure Inc., Class A(a)(b)	1,675,061	25,561,431
Starry Group Holdings Inc.(a)	498,990	2,055,839
		333,959,998
Electric Utilities — 0.8%
ALLETE Inc.	1,303,813	76,638,128
MGE Energy Inc.(b)	823,186	64,068,567
Otter Tail Corp.	924,358	62,052,153
PNM Resources Inc.	1,930,364	92,232,792
Portland General Electric Co.(b)	2,019,340	97,594,702
Via Renewables Inc.	288,102	2,206,861
		394,793,203
Electrical Equipment — 1.1%
Allied Motion Technologies Inc.	265,774	6,070,278
Array Technologies Inc.(a)(b)	3,366,902	37,069,591
Atkore Inc.(a)(b)	973,421	80,803,677
AZZ Inc.	551,111	22,496,351
Babcock & Wilcox Enterprises Inc.(a)(b)	1,279,223	7,713,715
Blink Charging Co.(a)(b)	869,519	14,373,149
Bloom Energy Corp., Class A(a)(b)	3,676,230	60,657,795
Encore Wire Corp.(b)	430,349	44,721,868
Energy Vault Holdings Inc.(a)(b)	575,239	5,763,895
EnerSys	939,861	55,414,205
Enovix Corp.(a)(b)	2,468,509	21,994,415
ESS Tech Inc.(a)(b)	1,741,730	4,894,261
Fluence Energy Inc., Class A(a)	780,695	7,400,989
FTC Solar Inc.(a)(b)	1,002,611	3,629,452
FuelCell Energy Inc.(a)(b)	8,331,158	31,241,842
GrafTech International Ltd.(b)	4,436,260	31,364,358
Heliogen Inc.(a)	424,620	895,948
NuScale Power Corp.(a)	355,879	3,555,231
Powell Industries Inc.	216,149	5,051,402
Preformed Line Products Co.	71,563	4,401,125
Shoals Technologies Group Inc., Class A(a)(b)	2,522,702	41,574,129
Stem Inc.(a)(b)	3,224,585	23,088,029
Thermon Group Holdings Inc.(a)(b)	743,388	10,444,601
TPI Composites Inc.(a)(b)	838,461	10,480,763
Vicor Corp.(a)(b)	490,048	26,820,327
		561,921,396
Electronic Equipment, Instruments & Components — 2.2%
908 Devices Inc.(a)(b)	470,770	9,693,154
Advanced Energy Industries Inc.(b)	846,591	61,784,211
Aeva Technologies Inc.(a)(b)	2,396,239	7,500,228
AEye Inc.(a)(b)	591,387	1,129,549
Akoustis Technologies Inc.(a)(b)	1,150,013	4,255,048
Arlo Technologies Inc.(a)(b)	1,960,903	12,294,862
Badger Meter Inc.	655,513	53,024,447
Belden Inc.(b)	998,522	53,191,267
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Benchmark Electronics Inc.	801,659	$18,085,427
CTS Corp.(b)	732,383	24,937,641
ePlus Inc.(a)	608,044	32,299,297
Evolv Technologies Holdings Inc.(a)(b)	1,715,811	4,564,057
Fabrinet(a)(b)	836,135	67,810,549
FARO Technologies Inc.(a)(b)	413,627	12,752,120
Focus Universal Inc.(a)(b)	352,697	4,027,800
Identiv Inc.(a)(b)	487,838	5,649,164
Insight Enterprises Inc.(a)(b)	720,330	62,150,072
Itron Inc.(a)(b)	1,020,184	50,427,695
Kimball Electronics Inc.(a)(b)	551,565	11,086,457
Knowles Corp.(a)(b)	2,087,787	36,181,349
Lightwave Logic Inc.(a)(b)	2,558,900	16,735,206
Methode Electronics Inc.	815,962	30,223,233
MicroVision Inc.(a)(b)	3,797,084	14,580,803
Mirion Technologies Inc.(a)(b)	2,925,969	16,853,581
Napco Security Technologies Inc.(a)(b)	662,468	13,640,216
nLight Inc.(a)(b)	980,183	10,017,470
Novanta Inc.(a)(b)	799,454	96,949,787
OSI Systems Inc.(a)(b)	361,755	30,908,347
Ouster Inc.(a)(b)	3,057,435	4,953,045
PAR Technology Corp.(a)(b)	599,134	22,461,534
PC Connection Inc.	256,405	11,294,640
Plexus Corp.(a)(b)	616,324	48,381,434
Rogers Corp.(a)	422,802	110,812,176
Sanmina Corp.(a)(b)	1,354,718	55,177,664
ScanSource Inc.(a)	560,683	17,459,669
SmartRent Inc.(a)(b)	2,736,768	12,370,191
TTM Technologies Inc.(a)(b)	2,265,844	28,323,050
Velodyne Lidar Inc.(a)(b)	4,308,440	4,115,422
Vishay Intertechnology Inc.	3,026,043	53,924,086
Vishay Precision Group Inc.(a)(b)	279,839	8,151,710
		1,140,177,658
Energy Equipment & Services — 1.6%
Archrock Inc.	3,149,405	26,045,579
Borr Drilling Ltd.(a)(b)	3,007,302	13,863,662
Bristow Group Inc.(a)(b)	540,929	12,657,739
Cactus Inc., Class A(b)	1,333,424	53,696,984
ChampionX Corp.	4,585,569	91,023,545
Diamond Offshore Drilling Inc.(a)(b)	2,263,218	13,330,354
DMC Global Inc.(a)(b)	424,690	7,657,161
Dril-Quip Inc.(a)(b)	800,791	20,660,408
Expro Group Holdings NV(a)(b)	1,689,307	19,460,817
Helix Energy Solutions Group Inc.(a)(b)	3,365,365	10,432,631
Helmerich & Payne Inc.	2,322,478	100,005,903
Liberty Energy Inc., Class A(a)(b)	3,230,816	41,225,212
Nabors Industries Ltd.(a)	204,689	27,407,857
National Energy Services Reunited Corp.(a)(b)	859,378	5,826,583
Newpark Resources Inc.(a)(b)	2,106,198	6,508,152
NexTier Oilfield Solutions Inc.(a)(b)	4,010,394	38,138,847
Noble Corp.(a)(b)	848,840	21,518,094
Oceaneering International Inc.(a)	2,311,975	24,691,893
Oil States International Inc.(a)(b)	1,408,115	7,631,983
Patterson-UTI Energy Inc.(b)	4,838,590	76,256,178
ProPetro Holding Corp.(a)	2,005,554	20,055,540
RPC Inc.(a)(b)	1,644,421	11,362,949
Select Energy Services Inc., Class A(a)(b)	1,509,179	10,292,601
Solaris Oilfield Infrastructure Inc., Class A	714,495	7,773,706
TETRA Technologies Inc.(a)(b)	2,815,140	11,429,468
Tidewater Inc.(a)(b)	866,769	18,280,158

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services (continued)
U.S. Silica Holdings Inc.(a)(b)	1,686,949	$19,264,958
Valaris Ltd.(a)(b)	1,372,763	57,985,509
Weatherford International PLC(a)	1,576,357	33,371,478
		807,855,949
Entertainment — 0.3%
Cinemark Holdings Inc.(a)(b)	2,503,644	37,604,733
IMAX Corp.(a)(b)	1,142,046	19,289,157
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	228,613	5,749,617
Liberty Media Corp.-Liberty Braves,
Class C, NVS(a)(b)	828,727	19,889,448
Lions Gate Entertainment Corp., Class A(a)(b)	1,404,550	13,076,361
Lions Gate Entertainment Corp., Class B, NVS(a)(b)	2,527,595	22,318,664
Madison Square Garden Entertainment Corp.(a)(b)	591,845	31,142,884
Marcus Corp. (The)(a)(b)	534,343	7,892,246
Playstudios Inc.(a)(b)	1,654,166	7,079,830
Redbox Entertainment Inc., Class A(a)	145,976	1,080,222
Reservoir Media Inc.(a)(b)	345,356	2,251,721
Skillz Inc., Class A(a)	6,875,332	8,525,412
		175,900,295
Equity Real Estate Investment Trusts (REITs) — 6.5%
Acadia Realty Trust	2,097,026	32,755,546
Agree Realty Corp.	1,659,270	119,683,145
Alexander & Baldwin Inc.	1,674,451	30,056,395
Alexander’s Inc.	48,546	10,784,979
American Assets Trust Inc.(b)	1,135,271	33,717,549
Apartment Investment & Management Co.,
Class A(a)	3,373,074	21,587,674
Apple Hospitality REIT Inc.(b)	4,855,275	71,226,884
Armada Hoffler Properties Inc.	1,503,948	19,310,692
Ashford Hospitality Trust Inc.(a)(b)	767,690	4,590,786
Bluerock Residential Growth REIT Inc., Class A	631,543	16,603,265
Braemar Hotels & Resorts Inc.	1,447,847	6,211,264
Brandywine Realty Trust	3,823,009	36,853,807
Broadstone Net Lease Inc.	3,780,257	77,533,071
BRT Apartments Corp.	256,090	5,503,374
CareTrust REIT Inc.	2,175,036	40,107,664
CatchMark Timber Trust Inc., Class A	1,117,912	11,246,195
CBL & Associates Properties Inc.(a)	611,284	14,359,061
Cedar Realty Trust Inc.	220,663	6,352,888
Centerspace	330,858	26,981,470
Chatham Lodging Trust(a)	1,087,970	11,369,286
City Office REIT Inc.	968,688	12,544,510
Clipper Realty Inc.	278,733	2,151,819
Community Healthcare Trust Inc.	552,936	20,021,813
Corporate Office Properties Trust	2,511,632	65,779,642
CTO Realty Growth Inc.	133,425	8,154,936
DiamondRock Hospitality Co.(a)	4,772,940	39,185,837
Diversified Healthcare Trust	5,414,898	9,855,114
Easterly Government Properties Inc.	2,028,541	38,623,421
Empire State Realty Trust Inc., Class A(b)	3,181,674	22,367,168
Equity Commonwealth(a)	2,421,715	66,669,814
Essential Properties Realty Trust Inc.	2,977,417	63,984,691
Farmland Partners Inc.	990,365	13,667,037
Four Corners Property Trust Inc.	1,784,399	47,447,169
Franklin Street Properties Corp., Class C	2,265,624	9,447,652
Getty Realty Corp.	955,955	25,332,807
Gladstone Commercial Corp.(b)	813,831	15,332,576
Gladstone Land Corp.(b)	721,838	15,995,930
Global Medical REIT Inc.	1,355,080	15,217,548
Global Net Lease Inc.	2,405,400	34,060,464
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust Inc.(b)	3,414,193	$92,866,050
Hersha Hospitality Trust, Class A(a)	740,510	7,264,403
Independence Realty Trust Inc.	5,004,043	103,733,811
Indus Realty Trust Inc.	119,432	7,089,484
Industrial Logistics Properties Trust	1,482,757	20,877,219
Innovative Industrial Properties Inc.	633,137	69,562,762
InvenTrust Properties Corp.	1,532,264	39,517,089
iStar Inc.	1,494,653	20,491,693
Kite Realty Group Trust	4,924,562	85,145,677
LTC Properties Inc.	866,769	33,275,262
LXP Industrial Trust	6,392,164	68,651,841
Macerich Co. (The)	4,859,877	42,329,529
National Health Investors Inc.	987,193	59,833,768
Necessity Retail REIT Inc	2,986,433	21,741,232
NETSTREIT Corp.	1,053,533	19,880,168
NexPoint Residential Trust Inc.(b)	509,279	31,835,030
Office Properties Income Trust	1,094,703	21,839,325
One Liberty Properties Inc.	367,100	9,537,258
Orion Office REIT Inc.	1,280,174	14,030,707
Outfront Media Inc.	3,314,042	56,173,012
Paramount Group Inc.	4,283,762	30,971,599
Pebblebrook Hotel Trust	2,961,051	49,064,615
Phillips Edison & Co. Inc.(b)	2,578,345	86,142,506
Physicians Realty Trust	5,068,166	88,439,497
Piedmont Office Realty Trust Inc., Class A	2,800,472	36,742,193
Plymouth Industrial REIT Inc.	807,824	14,169,233
Postal Realty Trust Inc., Class A	395,218	5,888,748
PotlatchDeltic Corp.(b)	1,564,006	69,113,425
PS Business Parks Inc.	453,070	84,792,050
Retail Opportunity Investments Corp.	2,744,749	43,312,139
RLJ Lodging Trust	3,716,415	40,992,057
RPT Realty.	1,838,311	18,070,597
Ryman Hospitality Properties Inc.(a)(b)	1,219,551	92,722,463
Sabra Health Care REIT Inc.	5,209,214	72,772,720
Safehold Inc.	496,935	17,576,591
Saul Centers Inc.	267,364	12,595,518
Service Properties Trust(b)	3,640,142	19,037,943
SITE Centers Corp.(b)	4,471,331	60,228,829
STAG Industrial Inc.	4,068,683	125,640,931
Summit Hotel Properties Inc.(a)	2,433,716	17,693,115
Sunstone Hotel Investors Inc.(a)	4,888,433	48,493,255
Tanger Factory Outlet Centers Inc.	2,281,245	32,439,304
Terreno Realty Corp.	1,667,559	92,933,063
UMH Properties Inc.	1,049,904	18,541,305
Uniti Group Inc.	5,354,385	50,438,307
Universal Health Realty Income Trust	296,590	15,781,554
Urban Edge Properties	2,649,813	40,303,656
Urstadt Biddle Properties Inc., Class A	682,761	11,060,728
Veris Residential Inc.(a)	1,942,061	25,712,888
Washington Real Estate Investment Trust(b)	2,015,823	42,957,188
Whitestone REIT	1,053,890	11,329,317
Xenia Hotels & Resorts Inc.(a)	2,626,918	38,169,119
		3,362,476,716
Food & Staples Retailing — 0.6%
Andersons Inc. (The)	718,502	23,703,381
Chefs’ Warehouse Inc. (The)(a)(b)	760,466	29,574,523
HF Foods Group Inc.(a)(b)	758,513	3,959,438
Ingles Markets Inc., Class A(b)	327,519	28,412,273
Natural Grocers by Vitamin Cottage Inc.	196,038	3,126,806
PriceSmart Inc.	545,420	39,068,434

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Rite Aid Corp.(a)(b)	1,253,967	$8,451,737
SpartanNash Co.	804,241	24,263,951
Sprouts Farmers Market Inc.(a)(b)	2,462,774	62,357,438
United Natural Foods Inc.(a)	1,303,168	51,344,819
Village Super Market Inc., Class A	188,102	4,290,607
Weis Markets Inc.	375,259	27,971,806
		306,525,213
Food Products — 1.4%
Alico Inc.	139,674	4,976,585
AppHarvest Inc.(a)(b)	1,581,756	5,520,328
B&G Foods Inc.(b)	1,538,064	36,575,162
Benson Hill Inc.(a)	3,909,049	10,710,794
Beyond Meat Inc.(a)	1,397,226	33,449,590
BRC Inc.(a)	610,677	4,983,124
Calavo Growers Inc.	399,864	16,682,326
Cal-Maine Foods Inc.(b)	850,956	42,045,736
Fresh Del Monte Produce Inc.	692,865	20,460,304
Hain Celestial Group Inc. (The)(a)(b)	1,715,899	40,735,442
Hostess Brands Inc.(a)	3,132,206	66,434,089
J&J Snack Foods Corp.(b)	340,280	47,523,505
John B Sanfilippo & Son Inc.	197,535	14,319,312
Lancaster Colony Corp.(b)	434,674	55,977,318
Landec Corp.(a)(b)	575,749	5,740,218
Local Bounti Corp.(a)	370,077	1,176,845
Mission Produce Inc.(a)	847,124	12,071,517
Sanderson Farms Inc.(b)	480,954	103,660,016
Seneca Foods Corp., Class A(a)(b)	140,702	7,814,589
Simply Good Foods Co. (The)(a)(b)	2,036,089	76,903,082
Sovos Brands Inc.(a)(b)	572,528	9,086,019
SunOpta Inc.(a)(b)	2,188,109	17,023,488
Tattooed Chef Inc.(a)(b)	1,076,590	6,782,517
Tootsie Roll Industries Inc.	347,718	12,291,831
TreeHouse Foods Inc.(a)(b)	1,149,265	48,062,262
Utz Brands Inc.(b)	1,451,909	20,065,382
Vital Farms Inc.(a)	687,760	6,017,900
Whole Earth Brands Inc.(a)(b)	854,169	5,295,848
		732,385,129
Gas Utilities — 1.3%
Brookfield Infrastructure Corp., Class A(b)	2,217,942	94,262,535
Chesapeake Utilities Corp.	376,592	48,787,494
New Jersey Resources Corp.	2,173,073	96,766,941
Northwest Natural Holding Co.	776,452	41,229,601
ONE Gas Inc.	1,221,403	99,165,709
South Jersey Industries Inc.	2,770,549	94,586,543
Southwest Gas Holdings Inc.	1,489,568	129,711,581
Spire Inc.	1,151,991	85,673,571
		690,183,975
Health Care Equipment & Supplies — 3.7%
Alphatec Holdings Inc.(a)(b)	1,603,556	10,487,256
AngioDynamics Inc.(a)(b)	852,932	16,504,234
Artivion Inc.(a)(b)	869,316	16,412,686
AtriCure Inc.(a)(b)	1,026,831	41,956,315
Atrion Corp.(b)	30,398	19,116,086
Avanos Medical Inc.(a)	1,093,152	29,886,776
Axogen Inc.(a)(b)	871,308	7,136,013
Axonics Inc.(a)(b)	1,064,019	60,297,957
BioLife Solutions Inc.(a)(b)	733,369	10,127,826
Bioventus Inc., Class A(a)(b)	633,633	4,321,377
Butterfly Network Inc.(a)(b)	3,044,065	9,345,280
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cardiovascular Systems Inc.(a)	899,108	$12,911,191
Cerus Corp.(a)(b)	3,881,084	20,530,934
CONMED Corp.(b)	644,397	61,707,457
CryoPort Inc.(a)(b)	992,917	30,760,569
Cue Health Inc.(a)(b)	2,319,468	7,422,298
Cutera Inc.(a)(b)	376,384	14,114,400
Embecta Corp.(a)	1,279,108	32,387,015
Figs Inc., Class A(a)	2,904,756	26,462,327
Glaukos Corp.(a)	1,040,121	47,242,296
Haemonetics Corp.(a)(b)	1,145,787	74,682,397
Heska Corp.(a)(b)	228,390	21,585,139
Inari Medical Inc.(a)(b)	1,090,538	74,145,679
Inogen Inc.(a)(b)	510,391	12,341,254
Integer Holdings Corp.(a)(b)	743,162	52,511,827
iRadimed Corp.	144,875	4,917,057
iRhythm Technologies Inc.(a)(b)	675,149	72,936,346
Lantheus Holdings Inc.(a)	1,542,683	101,863,358
LeMaitre Vascular Inc.(b)	440,625	20,070,469
LivaNova PLC(a)(b)	1,206,466	75,367,931
Meridian Bioscience Inc.(a)(b)	970,227	29,514,305
Merit Medical Systems Inc.(a)(b)	1,258,389	68,292,771
Mesa Laboratories Inc.(b)	114,898	23,432,298
Nano-X Imaging Ltd.(a)(b)	920,700	10,403,910
Natus Medical Inc.(a)	780,122	25,564,598
Neogen Corp.(a)(b)	2,444,309	58,883,404
Nevro Corp.(a)(b)	788,047	34,540,100
NuVasive Inc.(a)	1,188,428	58,423,120
Omnicell Inc.(a)(b)	990,471	112,666,076
OraSure Technologies Inc.(a)(b)	1,647,158	4,463,798
Orthofix Medical Inc.(a)(b)	428,774	10,093,340
OrthoPediatrics Corp.(a)(b)	316,926	13,675,357
Outset Medical Inc.(a)(b)	1,071,291	15,919,384
Paragon 28 Inc.(a)(b)	1,035,141	16,427,688
PROCEPT BioRobotics Corp.(a)(b)	582,383	19,038,100
Pulmonx Corp.(a)(b)	775,424	11,414,241
RxSight Inc.(a)(b)	444,434	6,257,631
SeaSpine Holdings Corp.(a)(b)	725,323	4,098,075
Senseonics Holdings Inc.(a)(b)	9,835,132	10,130,186
Shockwave Medical Inc.(a)(b)	803,028	153,514,863
SI-BONE Inc.(a)(b)	759,829	10,029,743
Sight Sciences Inc.(a)(b)	478,680	4,303,333
Silk Road Medical Inc.(a)(b)	786,869	28,634,163
STAAR Surgical Co.(a)(b)	1,077,513	76,427,997
Surmodics Inc.(a)	308,958	11,502,506
Tactile Systems Technology Inc.(a)	437,978	3,197,239
TransMedics Group Inc.(a)(b)	595,331	18,723,160
Treace Medical Concepts Inc.(a)(b)	746,974	10,711,607
UFP Technologies Inc.(a)(b)	158,158	12,584,632
Utah Medical Products Inc.	76,953	6,610,263
Varex Imaging Corp.(a)(b)	878,588	18,792,997
Vicarious Surgical Inc., Class A(a)(b)	1,098,768	3,230,378
ViewRay Inc.(a)(b)	3,266,704	8,656,766
Zimvie Inc.(a)	436,034	6,980,904
Zynex Inc.(b)	534,470	4,265,071
		1,900,955,754
Health Care Providers & Services — 2.9%
1Life Healthcare Inc.(a)(b)	4,101,151	32,153,024
23andMe Holding Co., Class A(a)(b)	3,768,345	9,345,496
Accolade Inc.(a)(b)	1,337,479	9,897,345
AdaptHealth Corp.(a)(b)	1,663,859	30,016,016

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Addus HomeCare Corp.(a)(b)	353,742	$29,459,634
Agiliti Inc.(a)(b)	598,674	12,278,804
AirSculpt Technologies Inc.(a)(b)	245,711	1,457,066
Alignment Healthcare Inc.(a)(b)	1,892,782	21,596,643
AMN Healthcare Services Inc.(a)(b)	1,005,669	110,331,946
Apollo Medical Holdings Inc.(a)(b)	874,801	33,758,571
ATI Physical Therapy Inc.(a)(b)	1,461,945	2,061,342
Aveanna Healthcare Holdings Inc.(a)(b)	883,859	1,997,521
Brookdale Senior Living Inc.(a)(b)	4,121,597	18,712,050
Cano Health Inc.(a)(b)	3,694,160	16,180,421
CareMax Inc.(a)(b)	1,242,221	4,509,262
Castle Biosciences Inc.(a)(b)	540,310	11,859,804
Clover Health Investments Corp.(a)(b)	8,475,050	18,136,607
Community Health Systems Inc.(a)(b)	2,933,257	10,999,714
Contra Zogenix Inc., NVS(b)	1,280,909	871,018
CorVel Corp.(a)	197,426	29,074,927
Covetrus Inc.(a)	2,387,339	49,537,284
Cross Country Healthcare Inc.(a)(b)	800,624	16,676,998
DocGo Inc.(a)(b)	1,785,520	12,748,613
Ensign Group Inc. (The)	1,217,645	89,460,378
Fulgent Genetics Inc.(a)(b)	489,334	26,683,383
Hanger Inc.(a)(b)	844,850	12,098,252
HealthEquity Inc.(a)(b)	1,872,159	114,931,841
Hims & Hers Health Inc.(a)	2,765,957	12,529,785
Innovage Holding Corp.(a)(b)	418,724	1,834,011
Invitae Corp.(a)(b)	5,299,461	12,930,685
Joint Corp. (The)(a)(b)	316,770	4,849,749
LHC Group Inc.(a)(b)	673,949	104,960,817
LifeStance Health Group Inc.(a)(b)	1,603,244	8,914,037
MEDNAX Inc.(a)(b)	1,944,641	40,856,907
ModivCare Inc.(a)	287,162	24,265,189
National HealthCare Corp.	279,024	19,503,778
National Research Corp.	310,281	11,877,557
Oncology Institute Inc. (The)(a)(b)	355,716	1,799,923
OPKO Health Inc.(a)(b)	9,306,437	23,545,286
Option Care Health Inc.(a)(b)	3,243,642	90,140,811
Owens & Minor Inc.	1,679,594	52,823,231
P3 Health Partners Inc.(a)(b)	459,991	1,711,167
Patterson Companies Inc.	1,978,577	59,950,883
Pennant Group Inc. (The)(a)(b)	586,443	7,512,335
PetIQ Inc.(a)(b)	610,603	10,252,024
Privia Health Group Inc.(a)(b)	980,281	28,545,783
Progyny Inc.(a)(b)	1,696,178	49,273,971
R1 RCM Inc.(a)(b)	3,050,993	63,948,813
RadNet Inc.(a)(b)	1,032,858	17,847,786
Select Medical Holdings Corp.(b)	2,440,263	57,639,012
Sema4 Holdings Corp.(a)(b)	3,373,312	4,250,373
Surgery Partners Inc.(a)(b)	887,488	25,666,153
U.S. Physical Therapy Inc.(b)	289,667	31,631,636
		1,495,895,662
Health Care Technology — 0.9%
Allscripts Healthcare Solutions Inc.(a)(b)	2,546,244	37,760,799
American Well Corp., Class A(a)(b)	5,102,512	22,042,852
Babylon Holdings Ltd., NVS(a)	2,130,566	2,083,267
Computer Programs & Systems Inc.(a)(b)	322,222	10,301,437
Convey Health Solutions Holdings Inc.(a)(b)	359,766	3,741,566
Evolent Health Inc., Class A(a)(b)	1,836,702	56,405,118
Health Catalyst Inc.(a)(b)	1,260,469	18,264,196
HealthStream Inc.(a)	581,092	12,615,507
Inspire Medical Systems Inc.(a)(b)	615,730	112,475,399
Security	Shares	Value

Health Care Technology (continued)
Multiplan Corp.(a)(b)	8,538,225	$46,874,855
NextGen Healthcare Inc.(a)	1,285,892	22,425,957
Nutex Health Inc., NVS(b)	861,599	2,778,657
OptimizeRx Corp.(a)(b)	391,231	10,715,817
Phreesia Inc.(a)(b)	1,130,855	28,282,684
Schrodinger Inc.(a)(b)	1,213,088	32,037,654
Sharecare Inc.(a)(b)	1,382,572	2,184,464
Simulations Plus Inc.	349,512	17,241,427
		438,231,656
Hotels, Restaurants & Leisure — 2.1%
Accel Entertainment Inc.(a)(b)	1,276,877	13,560,434
Bally’s Corp.(a)(b)	927,917	18,354,198
Biglari Holdings Inc., Class B, NVS(a)(b)	18,572	2,278,784
BJ’s Restaurants Inc.(a)(b)	525,169	11,385,664
Bloomin’ Brands Inc.	2,021,237	33,592,959
Bluegreen Vacations Holding Corp.	328,149	8,190,599
Bowlero Corp.(a)	870,935	9,223,202
Brinker International Inc.(a)(b)	1,004,994	22,140,018
Century Casinos Inc.(a)(b)	607,431	4,373,503
Cheesecake Factory Inc. (The)	1,127,184	29,780,201
Chuy’s Holdings Inc.(a)(b)	458,926	9,141,806
Cracker Barrel Old Country Store Inc.	536,177	44,765,418
Dave & Buster’s Entertainment Inc.(a)	964,642	31,620,965
Denny’s Corp.(a)(b)	1,389,497	12,060,834
Dine Brands Global Inc.	355,500	23,135,940
El Pollo Loco Holdings Inc.(a)(b)	443,106	4,360,163
Everi Holdings Inc.(a)(b)	1,945,662	31,733,747
F45 Training Holdings Inc.(a)(b)	697,513	2,741,226
First Watch Restaurant Group Inc.(a)	227,170	3,275,791
Full House Resorts Inc.(a)(b)	755,599	4,594,042
Golden Entertainment Inc.(a)(b)	455,585	18,018,387
Hilton Grand Vacations Inc.(a)(b)	2,031,112	72,571,632
Inspirato Inc., NVS(b)	213,048	986,412
Inspired Entertainment Inc.(a)(b)	441,826	3,804,122
International Game Technology PLC	2,234,191	41,466,585
Jack in the Box Inc.	483,024	27,078,325
Krispy Kreme Inc.(b)	1,640,511	22,310,950
Kura Sushi USA Inc., Class A(a)(b)	101,803	5,042,303
Life Time Group Holdings Inc.(a)(b)	884,197	11,388,457
Lindblad Expeditions Holdings Inc.(a)(b)	702,820	5,692,842
Monarch Casino & Resort Inc.(a)(b)	299,074	17,546,672
NEOGAMES SA(a)(b)	293,013	3,929,304
Noodles & Co.(a)(b)	929,048	4,366,526
ONE Group Hospitality Inc. (The)(a)(b)	468,260	3,451,076
Papa John’s International Inc.	735,429	61,423,030
Portillo’s Inc., Class A(a)(b)	467,273	7,639,913
RCI Hospitality Holdings Inc.(b)	200,668	9,704,304
Red Rock Resorts Inc., Class A(b)	1,216,788	40,592,048
Rush Street Interactive Inc.(a)(b)	1,397,355	6,525,648
Ruth’s Hospitality Group Inc.	773,287	12,573,647
Scientific Games Corp., Class A(a)(b)	2,211,460	103,916,505
SeaWorld Entertainment Inc.(a)(b)	1,022,771	45,186,023
Shake Shack Inc., Class A(a)(b)	864,050	34,112,694
Sonder Holdings Inc.(a)(b)	961,136	999,581
Sweetgreen Inc., Class A (a)(b)	327,487	3,815,224
Target Hospitality Corp.(a)(b)	570,018	3,254,803
Texas Roadhouse Inc.(b)	1,533,632	112,261,862
Vacasa Inc., Class A(a)(b)	908,882	2,617,580
Wingstop Inc.(b)	674,252	50,413,822

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Xponential Fitness Inc., Class A(a)(b)	376,537	$4,729,305
		1,057,729,076
Household Durables — 1.6%
Aterian Inc.(a)(b)	1,383,551	2,988,470
Beazer Homes USA Inc.(a)(b)	673,456	8,128,614
Cavco Industries Inc.(a)	204,013	39,984,508
Century Communities Inc.	678,207	30,498,969
Dream Finders Homes Inc., Class A(a)	416,613	4,432,762
Ethan Allen Interiors Inc.	482,920	9,759,813
GoPro Inc., Class A(a)(b)	2,973,187	16,441,724
Green Brick Partners Inc.(a)(b)	629,049	12,310,489
Helen of Troy Ltd.(a)(b)	536,648	87,157,002
Hovnanian Enterprises Inc., Class A(a)(b)	116,917	5,002,878
Installed Building Products Inc.	545,221	45,340,578
iRobot Corp.(a)(b)	603,121	22,164,697
KB Home	1,820,577	51,813,621
Landsea Homes Corp.(a)(b)	243,402	1,621,057
La-Z-Boy Inc.	954,557	22,632,547
Legacy Housing Corp.(a)(b)	186,141	2,429,140
LGI Homes Inc.(a)(b)	468,271	40,692,750
Lifetime Brands Inc.	293,607	3,241,421
Lovesac Co. (The)(a)	311,745	8,572,988
M/I Homes Inc.(a)	622,801	24,700,288
MDC Holdings Inc.	1,306,661	42,218,217
Meritage Homes Corp.(a)(b)	818,702	59,355,895
Purple Innovation Inc., Class A(a)(b)	1,303,267	3,987,997
Skyline Champion Corp.(a)(b)	1,198,872	56,850,510
Snap One Holdings Corp.(a)(b)	404,455	3,708,852
Sonos Inc.(a)(b)	2,900,147	52,318,652
Taylor Morrison Home Corp.(a)(b)	2,628,561	61,403,185
Traeger Inc.(a)(b)	676,666	2,875,831
Tri Pointe Homes Inc.(a)(b)	2,315,019	39,054,371
Tupperware Brands Corp.(a)	1,126,930	7,144,736
Universal Electronics Inc.(a)	295,066	7,544,838
Vizio Holding Corp., Class A(a)(b)	1,544,473	10,533,306
Vuzix Corp.(a)(b)	1,343,363	9,537,877
Weber Inc., Class A(b)	578,863	4,173,602
		800,622,185
Household Products — 0.3%
Central Garden & Pet Co.(a)	222,779	9,450,285
Central Garden & Pet Co., Class A, NVS(a)	918,647	36,755,067
Energizer Holdings Inc.	1,531,511	43,418,337
WD-40 Co.(b)	306,439	61,704,557
		151,328,246
Independent Power and Renewable Electricity Producers — 0.4%
Altus Power Inc.(a)(b)	972,939	6,139,245
Clearway Energy Inc., Class A	803,854	25,699,212
Clearway Energy Inc., Class C	1,831,149	63,797,231
Montauk Renewables Inc.(a)	1,449,589	14,568,370
Ormat Technologies Inc.(b)	1,027,178	80,479,396
Sunnova Energy International Inc.(a)(b)	2,218,327	40,883,767
		231,567,221
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	578,818	13,318,602

Insurance — 2.1%
Ambac Financial Group Inc.(a)	1,073,026	12,178,845
American Equity Investment Life Holding Co.(b)	1,751,559	64,054,513
AMERISAFE Inc.	426,671	22,191,159
Security	Shares	Value

Insurance (continued)
Argo Group International Holdings Ltd.	710,831	$26,201,231
Bright Health Group Inc.(a)(b)	4,748,709	8,642,650
BRP Group Inc., Class A(a)(b)	1,304,214	31,496,768
CNO Financial Group Inc.	2,651,725	47,969,705
Crawford & Co., Class A, NVS.	374,234	2,919,025
Donegal Group Inc., Class A	337,659	5,757,086
eHealth Inc.(a)	571,659	5,333,578
Employers Holdings Inc.	595,115	24,929,367
Enstar Group Ltd.(a)(b)	263,725	56,431,876
Genworth Financial Inc., Class A(a)	11,078,471	39,107,003
Goosehead Insurance Inc., Class A	426,766	19,490,403
Greenlight Capital Re Ltd., Class A(a)(b)	612,125	4,731,726
HCI Group Inc.	144,074	9,762,454
Hippo Holdings Inc.(a)	5,401,098	4,745,405
Horace Mann Educators Corp.	911,757	34,993,234
Investors Title Co.(b)	29,697	4,659,162
James River Group Holdings Ltd.	817,834	20,265,927
Kinsale Capital Group Inc.(b)	488,159	112,100,833
Lemonade Inc.(a)(b)	932,718	17,031,431
MBIA Inc.(a)(b)	1,078,310	13,317,129
Mercury General Corp.	620,991	27,509,901
National Western Life Group Inc., Class A(b)	54,362	11,019,177
NI Holdings Inc.(a)(b)	203,231	3,339,085
Oscar Health Inc., Class A(a)(b)	2,717,305	11,548,546
Palomar Holdings Inc.(a)(b)	553,879	35,669,808
ProAssurance Corp.(b)	1,159,638	27,402,246
RLI Corp.	881,616	102,787,609
Root Inc./OH, Class A(a)	2,988,197	3,555,954
Safety Insurance Group Inc.	308,961	30,000,113
Selective Insurance Group Inc.(b)	1,345,542	116,981,422
Selectquote Inc.(a)(b)	3,105,498	7,701,635
SiriusPoint Ltd.(a)	2,095,781	11,359,133
Stewart Information Services Corp.	583,144	29,011,414
Tiptree Inc.	531,569	5,645,263
Trean Insurance Group Inc.(a)	420,918	2,622,319
Trupanion Inc.(a)(b)	880,886	53,082,190
United Fire Group Inc.(b)	476,057	16,295,431
Universal Insurance Holdings Inc.	609,754	7,945,095
		1,091,786,851
Interactive Media & Services — 0.7%
Arena Group Holdings Inc. (The)(a)(b)	203,850	1,834,650
Bumble Inc., Class A(a)(b)	1,949,849	54,888,249
Cargurus Inc.(a)(b)	2,307,649	49,591,377
Cars.com Inc.(a)(b)	1,567,186	14,778,564
DHI Group Inc.(a)	808,809	4,019,781
Eventbrite Inc., Class A(a)(b)	1,759,069	18,065,639
EverQuote Inc., Class A(a)(b)	434,038	3,836,896
fuboTV Inc.(a)(b)	4,091,951	10,107,119
MediaAlpha Inc., Class A(a)(b)	544,744	5,365,728
Outbrain Inc.(a)(b)	867,456	4,363,304
QuinStreet Inc.(a)(b)	1,133,979	11,407,829
TrueCar Inc.(a)(b)	2,158,690	5,591,007
Vimeo Inc.(a)(b)	3,238,832	19,497,769
Wejo Group Ltd.(a)(b)	612,229	728,552
Yelp Inc.(a)(b)	1,586,337	44,052,578
Ziff Davis Inc.(a)(b)	1,040,632	77,558,303
ZipRecruiter Inc.(a)(b)	1,794,266	26,591,022
		352,278,367
Internet & Direct Marketing Retail — 0.5%
1-800-Flowers.com Inc., Class A(a)(b)	615,491	5,853,319

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
1stdibs.com Inc.(a)(b)	533,021	$3,032,890
aka Brands Holding Corp.(a)(b)	161,446	445,591
BARK Inc.(a)	1,196,878	1,532,004
Boxed Inc.(a)	257,771	476,876
CarParts.com Inc.(a)(b)	1,120,646	7,777,283
ContextLogic Inc., Class A(a)(b)	12,952,415	20,723,864
Duluth Holdings Inc., Class B(a)(b)	277,369	2,646,100
Groupon Inc.(a)(b)	494,230	5,584,799
Lands’ End Inc.(a)(b)	330,731	3,512,363
Liquidity Services Inc.(a)	537,071	7,218,234
Lulu’s Fashion Lounge Holdings Inc.(a)(b)	121,007	1,312,926
Overstock.com Inc.(a)(b)	957,908	23,957,279
PetMed Express Inc.	457,411	9,102,479
Porch Group Inc.(a)(b)	1,965,320	5,031,219
Poshmark Inc., Class A(a)	1,019,831	10,310,491
Quotient Technology Inc.(a)(b)	2,104,181	6,249,418
Qurate Retail Inc., Series A	8,026,458	23,035,935
RealReal Inc. (The)(a)(b)	1,883,256	4,689,308
Rent the Runway Inc.(a)(b)	1,012,909	3,109,631
Revolve Group Inc.(a)(b)	911,198	23,609,140
RumbleON Inc., Class B(a)(b)	217,789	3,203,676
Shutterstock Inc.	555,953	31,861,666
Stitch Fix Inc., Class A(a)(b)	1,920,156	9,485,571
ThredUp Inc., Class A(a)(b)	1,304,851	3,262,128
Vivid Seats Inc., Class A(b)	518,881	3,876,041
Xometry Inc., Class A(a)(b)	753,981	25,582,575
		246,482,806
IT Services — 2.2%
AvidXchange Holdings Inc.(a)(b)	3,343,387	20,528,396
BigCommerce Holdings Inc., Series 1(a)(b)	1,446,787	23,437,949
Bread Financial Holdings Inc.	172,704	6,400,410
Brightcove Inc.(a)(b)	920,714	5,818,913
Cantaloupe Inc.(a)(b)	1,331,464	7,456,198
Cass Information Systems Inc.	326,743	11,043,913
Cerberus Cyber Sentinel Corp.(a)(b)	958,360	3,450,096
Conduent Inc.(a)	3,837,769	16,579,162
Core Scientific Inc.(a)(b)	5,221,135	7,779,491
CSG Systems International Inc.	732,933	43,741,441
Cyxtera Technologies Inc.(a)(b)	897,732	10,180,281
DigitalOcean Holdings Inc.(a)(b)	1,725,000	71,346,000
Edgio Inc(a)(b)	3,146,667	7,268,801
EVERTEC Inc.	1,353,385	49,912,839
Evo Payments Inc., Class A(a)(b)	1,080,839	25,421,333
ExlService Holdings Inc.(a)(b)	727,793	107,225,743
Fastly Inc., Class A(a)(b)	2,551,270	29,620,245
Flywire Corp.(a)	1,276,648	22,507,304
Grid Dynamics Holdings Inc.(a)(b)	1,091,826	18,364,513
Hackett Group Inc. (The)	542,394	10,289,214
I3 Verticals Inc., Class A(a)(b)	502,775	12,579,431
IBEX Holdings Ltd.(a)(b)	129,414	2,183,214
Information Services Group Inc.(b)	654,289	4,422,994
International Money Express Inc.(a)	760,029	15,557,794
Marqeta Inc., Class A(a)(b)	9,828,300	79,707,513
Maximus Inc.	1,387,198	86,713,747
MoneyGram International Inc.(a)(b)	2,096,666	20,966,660
Paya Holdings Inc., Class A(a)(b)	2,001,884	13,152,378
Payoneer Global Inc.(a)(b)	5,022,492	19,688,169
Paysafe Ltd.(a)(b)	7,860,297	15,327,579
Perficient Inc.(a)(b)	782,449	71,742,749
PFSweb Inc.(a)	330,486	3,886,515
Security	Shares	Value

IT Services (continued)
Priority Technology Holdings Inc.(a)(b)	227,913	$752,113
Rackspace Technology Inc.(a)(b)	1,376,303	9,868,093
Remitly Global Inc.(a)(b)	1,945,174	14,900,033
Repay Holdings Corp.(a)(b)	2,005,345	25,768,683
Sabre Corp.(a)	7,396,000	43,118,680
SolarWinds Corp.	1,049,892	10,761,393
Squarespace Inc., Class A(a)(b)	699,215	14,627,578
StoneCo Ltd., Class A(a)(b)	6,297,916	48,493,953
TTEC Holdings Inc.(b)	431,673	29,306,280
Tucows Inc., Class A(a)(b)	217,540	9,682,705
Unisys Corp.(a)(b)	1,487,659	17,896,538
Verra Mobility Corp.(a)(b)	3,338,813	52,452,752
		1,121,929,786
Leisure Products — 0.5%
Acushnet Holdings Corp.(b)	755,260	31,479,237
AMMO Inc.(a)(b)	1,987,750	7,652,838
Callaway Golf Co.(a)(b)	3,162,414	64,513,246
Clarus Corp.(b)	625,770	11,883,372
Johnson Outdoors Inc., Class A	117,373	7,178,533
Latham Group Inc.(a)(b)	1,010,532	7,002,987
Malibu Boats Inc., Class A(a)(b)	475,243	25,050,059
Marine Products Corp.	188,081	1,788,650
MasterCraft Boat Holdings Inc.(a)(b)	431,319	9,079,265
Smith & Wesson Brands Inc.	1,009,749	13,258,004
Solo Brands Inc., Class A(a)(b)	451,371	1,832,566
Sturm Ruger & Co. Inc.	382,856	24,368,784
Vinco Ventures Inc.(a)(b)	4,098,876	5,656,449
Vista Outdoor Inc.(a)(b)	1,273,385	35,527,441
		246,271,431
Life Sciences Tools & Services — 0.7%
AbCellera Biologics Inc.(a)(b)	4,672,833	49,765,671
Absci Corp.(a)(b)	1,219,139	4,047,541
Adaptive Biotechnologies Corp.(a)(b)	2,560,243	20,712,366
Aduro Biotech Inc., NVS(a)(b)(c)	272,340	691,468
Akoya Biosciences Inc.(a)(b)	275,381	3,538,646
Alpha Teknova Inc.(a)	158,406	1,330,610
Berkeley Lights Inc.(a)(b)	1,272,730	6,325,468
BioNano Genomics Inc.(a)(b)	6,559,221	9,051,725
Codexis Inc.(a)(b)	1,411,647	14,765,828
Cytek Biosciences Inc.(a)(b)	2,530,577	27,153,091
Inotiv Inc.(a)(b)	392,612	3,769,075
MaxCyte Inc.(a)(b)	2,193,797	10,376,660
Medpace Holdings Inc.(a)(b)	621,468	93,015,116
NanoString Technologies Inc.(a)(b)	1,068,464	13,569,493
Nautilus Biotechnology Inc.(a)	951,114	2,558,497
NeoGenomics Inc.(a)(b)	2,801,185	22,829,658
Pacific Biosciences of California Inc.(a)(b)	5,094,565	22,517,977
Quanterix Corp.(a)(b)	767,708	12,429,192
Quantum-Si Inc.(a)	1,964,905	4,558,580
Science 37 Holdings Inc(a)	1,330,723	2,674,753
Seer Inc., Class A(a)(b)	1,157,340	10,358,193
Singular Genomics Systems Inc.(a)(b)	1,256,141	4,798,459
SomaLogic Inc.(a)(b)	3,379,149	15,273,753
		356,111,820
Machinery — 3.8%
Alamo Group Inc.	225,320	26,234,008
Albany International Corp., Class A	704,451	55,503,694
Altra Industrial Motion Corp.	1,465,750	51,667,687
Astec Industries Inc.(b)	516,500	21,062,870

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Barnes Group Inc.	1,081,723	$33,684,854
Berkshire Grey Inc., Class A(a)(b)	1,016,604	1,474,076
Blue Bird Corp.(a)(b)	393,485	3,623,997
Chart Industries Inc.(a)(b)	829,409	138,826,478
CIRCOR International Inc.(a)	422,936	6,931,921
Columbus McKinnon Corp./NY(b)	628,978	17,844,106
Desktop Metal Inc., Class A(a)(b)	5,923,769	13,032,292
Douglas Dynamics Inc.	517,482	14,872,433
Energy Recovery Inc.(a)(b)	1,246,284	24,202,835
Enerpac Tool Group Corp.(b)	1,372,046	26,096,315
EnPro Industries Inc.	465,003	38,097,696
ESCO Technologies Inc.	587,938	40,197,321
Evoqua Water Technologies Corp.(a)(b)	2,668,925	86,766,752
Federal Signal Corp.(b)	1,333,632	47,477,299
Franklin Electric Co. Inc.(b)	1,028,187	75,324,980
Gorman-Rupp Co. (The)	504,989	14,291,189
Greenbrier Companies Inc. (The)	724,695	26,081,773
Helios Technologies Inc.	728,961	48,293,666
Hillenbrand Inc.	1,642,173	67,263,406
Hillman Solutions Corp.(a)(b)	3,062,681	26,461,564
Hydrofarm Holdings Group Inc.(a)(b)	925,276	3,219,960
Hyliion Holdings Corp.(a)(b)	2,964,228	9,544,814
Hyster-Yale Materials Handling Inc.	229,172	7,383,922
Hyzon Motors Inc.(a)	2,100,246	6,174,723
John Bean Technologies Corp.	714,926	78,942,129
Kadant Inc.	258,232	47,088,605
Kennametal Inc.	1,913,914	44,460,222
Lightning eMotors Inc.(a)(b)	823,569	2,281,286
Lindsay Corp.	246,875	32,789,937
Luxfer Holdings PLC	622,708	9,415,345
Manitowoc Co. Inc. (The)(a)(b)	798,376	8,406,899
Markforged Holding Corp.(a)	2,334,283	4,318,424
Meritor Inc.(a)(b)	1,583,953	57,545,012
Microvast Holdings Inc.(a)(b)	3,993,784	8,866,200
Miller Industries Inc./TN	251,733	5,706,787
Mueller Industries Inc.	1,248,775	66,547,220
Mueller Water Products Inc., Class A	3,490,827	40,947,401
Nikola Corp.(a)(b)	6,542,550	31,142,538
Omega Flex Inc.(b)	70,888	7,628,967
Proterra Inc.(a)	4,963,256	23,029,508
Proto Labs Inc.(a)	619,132	29,619,275
RBC Bearings Inc.(a)(b)	642,288	118,791,166
REV Group Inc.	757,395	8,232,884
Sarcos Technology and Robotics Corp.(a)(b)	1,560,555	4,151,076
Shyft Group Inc. (The)(b)	803,791	14,942,475
SPX Corp.(a)(b)	992,330	52,434,717
Standex International Corp.	262,024	22,214,395
Tennant Co.(b)	417,920	24,761,760
Terex Corp.	1,567,288	42,896,673
Titan International Inc.(a)	1,164,913	17,590,186
Trinity Industries Inc.	1,883,709	45,623,432
Velo3D Inc.(a)(b)	1,346,368	1,857,988
Wabash National Corp.	1,107,216	15,035,993
Watts Water Technologies Inc., Class A(b)	617,365	75,837,117
Welbilt Inc.(a)(b)	2,966,777	70,638,960
Xos Inc.(a)(b)	1,072,561	1,973,512
		1,947,354,720
Marine — 0.3%
Costamare Inc.	1,260,575	15,252,958
Eagle Bulk Shipping Inc.	308,131	15,985,836
Security	Shares	Value

Marine (continued)
Eneti Inc.(b)	448,178	$2,751,813
Genco Shipping & Trading Ltd.	840,442	16,237,339
Golden Ocean Group Ltd., NVS(a)	2,770,269	32,245,931
Matson Inc.	907,121	66,110,979
Safe Bulkers Inc.(b)	1,442,628	5,510,839
		154,095,695
Media — 1.0%
AdTheorent Holding Co. Inc.(a)(b)	323,154	998,546
Advantage Solutions Inc.(a)(b)	1,754,425	6,666,815
AMC Networks Inc., Class A(a)(b)	696,575	20,284,264
Audacy Inc(a)(b)	2,680,217	2,525,300
Boston Omaha Corp., Class A(a)(b)	452,272	9,339,417
Cardlytics Inc.(a)(b)	753,289	16,805,878
Clear Channel Outdoor Holdings Inc.(a)	8,254,928	8,832,773
Cumulus Media Inc., Class A(a)(b)	378,144	2,923,053
Daily Journal Corp.(a)(b)	27,886	7,216,897
Digital Media Solutions Inc., Class A(a)	3,371	3,742
Entravision Communications Corp., Class A	1,391,385	6,344,716
EW Scripps Co. (The), Class A, NVS(a)	1,309,733	16,332,371
Gambling.com Group Ltd.(a)	141,250	1,111,638
Gannett Co. Inc.(a)(b)	3,202,248	9,286,519
Gray Television Inc.(b)	1,964,418	33,179,020
iHeartMedia Inc., Class A(a)(b)	2,773,659	21,884,170
Innovid Corp.(a)(b)	448,684	744,815
Integral Ad Science Holding Corp.(a)(b)	857,838	8,518,331
John Wiley & Sons Inc., Class A	967,900	46,226,904
Loyalty Ventures Inc.(a)	430,569	1,537,131
Magnite Inc.(a)(b)	3,009,114	26,720,932
PubMatic Inc., Class A(a)	952,820	15,140,310
Scholastic Corp., NVS(b)	616,024	22,158,383
Sinclair Broadcast Group Inc., Class A	952,901	19,439,180
Stagwell Inc.(a)(b)	1,700,151	9,231,820
TechTarget Inc.(a)(b)	619,894	40,739,434
TEGNA Inc.	5,044,617	105,785,618
Thryv Holdings Inc.(a)(b)	535,447	11,988,658
Urban One Inc., Class A(a)	232,781	1,270,984
Urban One Inc., Class D, NVS(a)(b)	164,713	704,972
WideOpenWest Inc.(a)(b)	1,228,739	22,375,337
		496,317,928
Metals & Mining — 1.4%
5E Advanced Materials Inc.(a)(b)	737,487	8,982,592
Allegheny Technologies Inc.(a)(b)	2,802,293	63,640,074
Alpha Metallurgical Resources Inc.	404,656	52,253,229
Arconic Corp.(a)(b)	2,381,179	66,792,071
Carpenter Technology Corp.	1,064,361	29,706,316
Century Aluminum Co.(a)(b)	1,193,017	8,792,535
Coeur Mining Inc.(a)(b)	6,184,010	18,799,390
Commercial Metals Co.	2,725,833	90,225,072
Compass Minerals International Inc.	778,035	27,534,659
Constellium SE(a)(b)	2,805,075	37,055,041
Dakota Gold Corp., NVS(a)	1,021,058	3,420,544
Haynes International Inc.	282,604	9,260,933
Hecla Mining Co.(b)	11,987,195	46,989,804
Hycroft Mining Holding Corp.(a)(b)	3,278,944	3,639,628
Kaiser Aluminum Corp.	358,747	28,373,300
Materion Corp.	453,038	33,402,492
NovaGold Resources Inc.(a)(b)	5,552,931	26,709,598
Olympic Steel Inc.	221,453	5,702,415
Piedmont Lithium Inc.(a)(b)	396,761	14,446,068
PolyMet Mining Corp.(a)(b)	659,504	1,813,636

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Ramaco Resources Inc.	479,446	$6,304,715
Ryerson Holding Corp.	372,597	7,932,590
Schnitzer Steel Industries Inc., Class A	574,063	18,852,229
SunCoke Energy Inc.	1,916,529	13,051,562
TimkenSteel Corp.(a)(b)	1,066,922	19,962,111
Warrior Met Coal Inc.	1,165,210	35,667,078
Worthington Industries Inc.	717,810	31,655,421
		710,965,103
Mortgage Real Estate Investment — 1.4%
AFC Gamma Inc.	313,723	4,809,374
Angel Oak Mortgage Inc.(b)	211,512	2,741,196
Apollo Commercial Real Estate Finance Inc.	3,222,979	33,647,901
Arbor Realty Trust Inc.	3,472,106	45,519,310
Ares Commercial Real Estate Corp.	1,048,063	12,817,810
ARMOUR Residential REIT Inc.	2,287,906	16,106,858
Blackstone Mortgage Trust Inc., Class A	3,804,632	105,274,167
BrightSpire Capital Inc.	2,031,776	15,339,909
Broadmark Realty Capital Inc.	2,912,016	19,539,627
Chicago Atlantic Real Estate Finance Inc.	99,867	1,503,997
Chimera Investment Corp.	5,384,289	47,489,429
Claros Mortgage Trust Inc.	2,051,542	34,363,328
Dynex Capital Inc.	834,836	13,290,589
Ellington Financial Inc.	1,253,748	18,392,483
Franklin BSP Realty Trust Inc.	1,877,200	25,304,656
Granite Point Mortgage Trust Inc.	1,299,181	12,433,162
Hannon Armstrong Sustainable Infrastructure
Capital Inc.	1,924,799	72,872,890
Invesco Mortgage Capital Inc.	777,567	11,414,684
KKR Real Estate Finance Trust Inc.	1,156,237	20,176,336
Ladder Capital Corp.	2,579,564	27,188,605
MFA Financial Inc.	2,396,873	25,766,385
New York Mortgage Trust Inc.	8,670,117	23,929,523
Nexpoint Real Estate Finance Inc.	123,858	2,510,602
Orchid Island Capital Inc.(b)	3,779,093	10,770,415
PennyMac Mortgage Investment Trust	2,135,513	29,534,145
Ready Capital Corp.	1,680,157	20,027,471
Redwood Trust Inc.	2,764,589	21,314,981
TPG RE Finance Trust Inc.	1,464,734	13,197,253
Two Harbors Investment Corp.	7,902,006	39,351,990
		726,629,076
Multi-Utilities — 0.5%
Avista Corp.	1,553,286	67,583,474
Black Hills Corp.	1,474,750	107,317,557
NorthWestern Corp.	1,244,523	73,339,740
Unitil Corp.	354,780	20,832,682
		269,073,453
Multiline Retail — 0.1%
Big Lots Inc.	639,046	13,400,795
Dillard’s Inc., Class A(b)	98,245	21,669,900
Franchise Group Inc.	621,862	21,808,700
		56,879,395
Oil, Gas & Consumable Fuels — 4.0%
Aemetis Inc.(a)(b)	714,741	3,509,378
Alto Ingredients Inc.(a)(b)	1,897,935	7,041,339
Amplify Energy Corp.(a)(b)	736,485	4,816,612
Arch Resources Inc.	344,118	49,239,845
Archaea Energy Inc.(a)(b)	1,353,777	21,024,157
Ardmore Shipping Corp.(a)	689,643	4,806,812
Berry Corp.	1,867,263	14,228,544
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Brigham Minerals Inc., Class A	1,149,701	$28,317,136
California Resources Corp.	1,771,993	68,221,730
Callon Petroleum Co.(a)(b)	1,109,475	43,491,420
Centennial Resource Development Inc./DE,
Class A(a)(b)	4,675,542	27,959,741
Centrus Energy Corp., Class A(a)(b)	237,650	5,881,837
Civitas Resources Inc.	1,670,815	87,366,916
Clean Energy Fuels Corp.(a)(b)	3,816,603	17,098,381
CNX Resources Corp.(a)(b)	4,376,746	72,041,239
Comstock Resources Inc.(a)(b)	2,053,940	24,811,595
CONSOL Energy Inc.(a)(b)	776,275	38,332,459
Crescent Energy Co.(b)	732,889	9,146,455
CVR Energy Inc.	689,965	23,113,827
Delek U.S. Holdings Inc.(a)	1,635,614	42,264,266
Denbury Inc.(a)(b)	1,147,659	68,848,063
DHT Holdings Inc.(b)	3,184,325	19,519,912
Dorian LPG Ltd.	734,015	11,157,028
Earthstone Energy Inc., Class A(a)(b)	956,517	13,056,457
Empire Petroleum Corp., NVS(b)	134,844	1,600,598
Energy Fuels Inc./Canada(a)(b)	3,555,158	17,455,826
Equitrans Midstream Corp.	9,225,068	58,671,432
Escrow PetroCorp.(c)	26,106	—
Excelerate Energy Inc., Class A (a)	468,438	9,331,285
FLEX LNG Ltd., NVS(a)(b)	649,149	17,780,191
Frontline Ltd./Bermuda(a)(b)	2,814,662	24,937,905
Gevo Inc.(a)(b)	4,733,286	11,123,222
Golar LNG Ltd.(a)(b)	2,273,871	51,730,565
Green Plains Inc.(a)(b)	800,530	21,750,400
Gulfport Energy Corp.(a)(b)	270,254	21,487,896
HighPeak Energy Inc.(b)	138,361	3,544,809
International Seaways Inc.(b)	1,096,235	23,240,182
Kinetik Holdings Inc.	366,633	12,516,851
Kosmos Energy Ltd.(a)(b)	10,243,945	63,410,020
Laredo Petroleum Inc.(a)(b)	386,740	26,661,856
Magnolia Oil & Gas Corp., Class A	3,789,847	79,548,889
Matador Resources Co.(b)	2,551,147	118,857,939
Murphy Oil Corp.	3,347,120	101,049,553
NACCO Industries Inc., Class A	76,867	2,913,259
NextDecade Corp.(a)	670,349	2,976,350
Nordic American Tankers Ltd.(b)	4,259,230	9,072,160
Northern Oil and Gas Inc.	1,492,591	37,702,849
Oasis Petroleum Inc.(b)	444,193	54,036,078
Par Pacific Holdings Inc.(a)	1,145,885	17,864,347
PBF Energy Inc., Class A(a)	2,185,980	63,437,140
Peabody Energy Corp.(a)(b)	2,660,169	56,741,405
Ranger Oil Corp.(a)(b)	492,002	16,172,106
REX American Resources Corp.(a)	130,121	11,034,261
Riley Exploration Permian Inc.(b)	218,302	5,278,542
Ring Energy Inc.(a)(b)	2,027,195	5,392,339
SandRidge Energy Inc.(a)	437,505	6,855,703
Scorpio Tankers Inc.(b)	1,118,975	38,615,827
SFL Corp. Ltd.	2,617,592	24,840,948
SilverBow Resources Inc.(a)(b)	269,911	7,654,676
Sitio Royalties Corp., NVS(b)	237,609	5,507,777
SM Energy Co.(b)	2,741,658	93,737,287
Talos Energy Inc.(a)(b)	1,512,689	23,401,299
Teekay Corp.(a)(b)	1,586,540	4,569,235
Teekay Tankers Ltd., Class A(a)	544,784	9,604,542
Tellurian Inc.(a)(b)	11,594,275	34,550,939
Uranium Energy Corp.(a)(b)	6,277,247	19,333,921

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ur-Energy Inc.(a)(b)	4,187,026	$4,438,248
VAALCO Energy Inc.(b)	1,319,987	9,160,710
Vertex Energy Inc.(a)(b)	1,206,669	12,694,158
W&T Offshore Inc.(a)(b)	2,207,544	9,536,590
Whiting Petroleum Corp.(b)	896,829	61,011,277
World Fuel Services Corp.(b)	1,462,132	29,915,221
		2,048,043,762
Paper & Forest Products — 0.1%
Clearwater Paper Corp.(a)	379,037	12,747,015
Glatfelter Corp.	1,009,549	6,945,697
Neenah Inc.	386,344	13,189,784
Resolute Forest Products Inc.(a)	1,047,374	13,364,492
Sylvamo Corp.	814,521	26,618,546
		72,865,534
Personal Products — 0.7%
Beauty Health Co. (The)(a)(b)	2,233,711	28,725,523
BellRing Brands Inc.(a)(b)	2,639,288	65,691,878
Edgewell Personal Care Co.(b)	1,220,726	42,139,462
elf Beauty Inc.(a)(b)	1,079,939	33,132,529
Herbalife Nutrition Ltd.(a)(b)	2,238,487	45,777,059
Honest Co. Inc. (The)(a)(b)	1,764,034	5,150,979
Inter Parfums Inc.	406,346	29,687,639
Medifast Inc.	254,199	45,885,462
Nature’s Sunshine Products Inc.(a)	277,717	2,963,240
Nu Skin Enterprises Inc., Class A	1,136,086	49,192,524
Thorne HealthTech Inc.(a)(b)	221,653	1,072,801
USANA Health Sciences Inc.(a)	254,659	18,427,125
Veru Inc.(a)(b)	1,498,411	16,932,044
		384,778,265
Pharmaceuticals — 1.6%
Aclaris Therapeutics Inc.(a)(b)	1,328,661	18,548,108
Aerie Pharmaceuticals Inc.(a)(b)	1,059,002	7,942,515
Amneal Pharmaceuticals Inc.(a)(b)	2,240,513	7,124,831
Amphastar Pharmaceuticals Inc.(a)(b)	874,624	30,428,169
Amylyx Pharmaceuticals Inc.(a)(b)	248,921	4,794,218
AN2 Therapeutics Inc.(a)(b)	88,456	685,534
ANI Pharmaceuticals Inc.(a)(b)	278,752	8,270,572
Arvinas Inc.(a)(b)	1,104,260	46,478,303
Atea Pharmaceuticals Inc.(a)(b)	1,699,213	12,064,412
Athira Pharma Inc.(a)(b)	738,045	2,251,037
Axsome Therapeutics Inc.(a)(b)	658,834	25,233,342
Cara Therapeutics Inc.(a)(b)	1,077,914	9,841,355
Cassava Sciences Inc.(a)(b)	861,641	24,229,345
CinCor Pharma Inc.(a)(b)	292,449	5,509,739
Collegium Pharmaceutical Inc.(a)	795,445	14,095,285
Corcept Therapeutics Inc.(a)(b)	1,914,320	45,522,530
DICE Therapeutics Inc.(a)(b)	623,560	9,677,651
Edgewise Therapeutics Inc.(a)(b)	782,499	6,228,692
Endo International PLC(a)(b)	5,385,203	2,507,889
Esperion Therapeutics Inc.(a)(b)	1,369,668	8,711,088
Evolus Inc.(a)(b)	784,206	9,096,790
EyePoint Pharmaceuticals Inc.(a)(b)	553,387	4,355,156
Fulcrum Therapeutics Inc.(a)(b)	788,795	3,865,095
Harmony Biosciences Holdings Inc.(a)(b)	581,762	28,372,533
Innoviva Inc.(a)(b)	1,455,772	21,487,195
Intra-Cellular Therapies Inc.(a)(b)	2,067,572	118,017,010
Liquidia Corp.(a)(b)	986,344	4,300,460
Nektar Therapeutics(a)	3,924,827	14,914,343
NGM Biopharmaceuticals Inc.(a)(b)	859,463	11,018,316
Security	Shares	Value

Pharmaceuticals (continued)
Nuvation Bio Inc.(a)(b)	2,802,590	$9,080,392
Ocular Therapeutix Inc.(a)(b)	1,758,161	7,067,807
Pacira BioSciences Inc.(a)(b)	1,016,889	59,284,629
Phathom Pharmaceuticals Inc.(a)(b)	463,202	3,909,425
Phibro Animal Health Corp., Class A	468,995	8,971,874
Prestige Consumer Healthcare Inc.(a)	1,140,084	67,036,939
Provention Bio Inc.(a)(b)	1,400,096	5,600,384
Reata Pharmaceuticals Inc., Class A(a)(b)	633,911	19,264,555
Relmada Therapeutics Inc.(a)(b)	612,311	11,627,786
Revance Therapeutics Inc.(a)(b)	1,629,455	22,519,068
SIGA Technologies Inc.	1,092,739	12,653,918
Supernus Pharmaceuticals Inc.(a)(b)	1,102,493	31,884,097
Tarsus Pharmaceuticals Inc.(a)(b)	395,101	5,768,475
TherapeuticsMD Inc.(a)(b)	2	20
Theravance Biopharma Inc.(a)(b)	1,441,729	13,062,065
Theseus Pharmaceuticals Inc.(a)(b)	233,230	1,289,762
Tricida Inc.(a)(b)	698,180	6,758,382
Ventyx Biosciences Inc.(a)(b)	481,626	5,890,286
Xeris Biopharma Holdings Inc.(a)(b)	2,794,267	4,303,171
		801,544,548
Professional Services — 1.8%
Alight Inc., Class A(a)	7,684,071	51,867,479
ASGN Inc.(a)(b)	1,139,681	102,856,210
Atlas Technical Consultants Inc.(a)(b)	309,634	1,628,675
Barrett Business Services Inc.(b)	173,384	12,634,492
CBIZ Inc.(a)(b)	1,096,513	43,816,659
CRA International Inc.(b)	164,913	14,730,029
Exponent Inc.	1,161,493	106,241,765
First Advantage Corp.(a)	1,308,889	16,583,624
Forrester Research Inc.(a)(b)	250,170	11,968,133
Franklin Covey Co.(a)	284,820	13,152,988
Heidrick & Struggles International Inc.	441,549	14,288,526
HireRight Holdings Corp.(a)(b)	465,556	6,615,551
Huron Consulting Group Inc.(a)(b)	469,095	30,486,484
ICF International Inc.(b)	415,512	39,473,640
Insperity Inc.(b)	818,294	81,690,290
Kelly Services Inc., Class A, NVS.	818,856	16,237,914
Kforce Inc.	463,681	28,442,193
Korn Ferry	1,218,061	70,671,899
Legalzoomcom Inc.(a)(b)	2,225,389	24,457,025
ManTech International Corp./VA, Class A(b)	678,737	64,785,447
Planet Labs PBC(a)(b)	3,552,789	15,383,576
Red Violet Inc.(a)(b)	169,134	3,220,311
Resources Connection Inc.	709,822	14,459,074
Skillsoft Corp.(a)(b)	1,702,011	5,991,079
Spire Global Inc.(a)(b)	2,546,643	2,954,106
Sterling Check Corp.(a)(b)	506,890	8,267,376
TriNet Group Inc.(a)(b)	842,454	65,391,279
TrueBlue Inc.(a)(b)	745,176	13,338,650
Upwork Inc.(a)(b)	2,724,617	56,345,080
Willdan Group Inc.(a)(b)	251,744	6,943,100
		944,922,654
Real Estate Management & Development — 0.8%
Anywhere Real Estate Inc.(a)(b)	2,675,154	26,296,764
Compass Inc., Class A(a)(b)	6,001,090	21,663,935
Cushman & Wakefield PLC(a)(b)	3,582,244	54,593,399
DigitalBridge Group Inc.(a)(b)	13,447,729	65,624,917
Doma Holdings Inc.(a)(b)	2,847,092	2,932,505
Douglas Elliman Inc.	1,635,812	7,835,539
eXp World Holdings Inc.(b)	1,540,433	18,130,896

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Forestar Group Inc.(a)(b)	395,143	$5,409,508
FRP Holdings Inc.(a)(b)	156,872	9,467,225
Kennedy-Wilson Holdings Inc.	2,666,474	50,503,018
Marcus & Millichap Inc.	560,139	20,719,542
Newmark Group Inc., Class A(b)	3,379,515	32,679,910
Offerpad Solutions Inc.(a)(b)	1,448,526	3,157,787
RE/MAX Holdings Inc., Class A	433,585	10,631,504
Redfin Corp.(a)(b)	2,368,118	19,513,292
RMR Group Inc. (The), Class A	355,823	10,087,582
Seritage Growth Properties, Class A(a)(b)	1,016,877	5,297,929
St Joe Co. (The)(b)	784,178	31,022,082
Stratus Properties Inc.(a)	131,369	4,233,366
Tejon Ranch Co.(a)(b)	463,335	7,190,959
		406,991,659
Road & Rail — 0.6%
ArcBest Corp.(b)	553,953	38,981,673
Bird Global Inc.(a)(b)	3,536,445	1,541,890
Covenant Logistics Group Inc., Class A(b)	269,497	6,761,680
Daseke Inc.(a)(b)	911,091	5,821,871
Heartland Express Inc.	962,222	13,384,508
Marten Transport Ltd.(b)	1,260,117	21,195,168
PAM Transportation Services Inc.(a)(b)	168,588	4,617,625
Saia Inc.(a)(b)	599,726	112,748,488
TuSimple Holdings Inc., Class A(a)(b)	3,192,192	23,079,548
Universal Logistics Holdings Inc.(b)	174,149	4,756,009
Werner Enterprises Inc.	1,494,698	57,605,661
		290,494,121
Semiconductors & Semiconductor Equipment — 2.8%
ACM Research Inc., Class A(a)(b)	1,088,424	18,318,176
Alpha & Omega Semiconductor Ltd.(a)(b)	499,071	16,639,027
Ambarella Inc.(a)(b)	824,377	53,963,718
Amkor Technology Inc.(b)	2,288,189	38,784,804
Atomera Inc.(a)(b)	463,583	4,348,409
Axcelis Technologies Inc.(a)	733,256	40,211,759
AXT Inc.(a)(b)	894,977	5,244,565
CEVA Inc.(a)(b)	509,650	17,103,854
CMC Materials Inc.	643,608	112,303,160
Cohu Inc.(a)	1,110,226	30,808,772
Credo Technology Group Holdings Ltd.(a)(b)	506,958	5,921,269
CyberOptics Corp.(a)(b)	159,727	5,580,861
Diodes Inc.(a)(b)	1,011,131	65,288,729
FormFactor Inc.(a)(b)	1,749,348	67,752,248
Ichor Holdings Ltd.(a)(b)	639,235	16,607,325
Impinj Inc.(a)(b)	469,229	27,529,665
indie Semiconductor Inc., Class A(a)(b)	2,248,747	12,817,858
Kulicke & Soffa Industries Inc.	1,313,809	56,244,163
MACOM Technology Solutions Holdings Inc.,
Class H(a)(b)	1,156,831	53,329,909
MaxLinear Inc.(a)(b)	1,612,675	54,798,697
NeoPhotonics Corp.(a)(b)	1,207,578	18,995,202
Onto Innovation Inc.(a)(b)	1,116,824	77,887,306
PDF Solutions Inc.(a)	675,314	14,526,004
Photronics Inc.(a)	1,356,163	26,418,055
Power Integrations Inc.(b)	1,304,048	97,816,641
Rambus Inc.(a)	2,480,956	53,315,744
Rockley Photonics Holdings Ltd.(a)(b)	2,096,856	4,571,146
Semtech Corp.(a)	1,431,473	78,688,071
Silicon Laboratories Inc.(a)(b)	817,552	114,637,142
SiTime Corp.(a)(b)	361,975	59,012,784
SkyWater Technology Inc.(a)(b)	182,260	1,097,205
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
SMART Global Holdings Inc.(a)(b)	1,120,912	$18,349,329
SunPower Corp.(a)(b)	1,828,605	28,910,245
Synaptics Inc.(a)(b)	896,213	105,797,945
Transphorm Inc., NVS(b)	413,917	1,577,024
Ultra Clean Holdings Inc.(a)(b)	1,026,944	30,572,123
Veeco Instruments Inc.(a)(b)	1,162,856	22,559,406
		1,458,328,340
Software — 5.4%
8x8 Inc.(a)	2,561,673	13,192,616
A10 Networks Inc.	1,467,106	21,096,984
ACI Worldwide Inc.(a)	2,559,098	66,255,047
Agilysys Inc.(a)(b)	451,576	21,345,997
Alarm.com Holdings Inc.(a)(b)	1,084,614	67,094,222
Alkami Technology Inc.(a)(b)	803,092	11,154,948
Altair Engineering Inc., Class A(a)(b)	1,193,295	62,647,987
American Software Inc./GA, Class A	723,519	11,692,067
Amplitude Inc., Class A(a)(b)	1,277,265	18,252,117
Appfolio Inc., Class A(a)(b)	434,930	39,422,055
Appian Corp.(a)(b)	906,739	42,943,159
Applied Blockchain Inc., NVS(a)(b)	682,302	2,504,048
Arteris Inc.(a)(b)	348,628	2,429,937
Asana Inc., Class A(a)(b)	1,690,657	29,721,750
Avaya Holdings Corp.(a)(b)	2,203,295	4,935,381
AvePoint Inc.(a)	2,702,465	11,728,698
Benefitfocus Inc.(a)	572,428	4,453,490
Blackbaud Inc.(a)(b)	1,048,346	60,877,452
Blackline Inc.(a)(b)	1,246,653	83,027,090
Blend Labs Inc., Class A(a)(b)	4,043,688	9,543,104
Box Inc., Class A(a)(b)	2,904,748	73,025,365
BTRS Holdings Inc., Class 1(a)(b)	2,374,271	11,823,870
C3.ai Inc., Class A(a)(b)	1,584,318	28,929,647
Cerence Inc.(a)(b)	891,477	22,491,965
ChannelAdvisor Corp.(a)(b)	674,101	9,828,393
Cipher Mining Inc.(a)(b)	836,491	1,145,993
Cleanspark Inc.(a)(b)	902,758	3,538,811
Clear Secure Inc., Class A(a)(b)	1,413,900	28,278,000
CommVault Systems Inc.(a)	1,010,980	63,590,642
Consensus Cloud Solutions Inc.(a)(b)	362,413	15,830,200
Couchbase Inc.(a)(b)	603,336	9,906,777
CS Disco Inc.(a)(b)	499,239	9,006,272
Cvent Holding Corp.(a)	1,761,788	8,139,461
Digimarc Corp.(a)(b)	293,009	4,143,147
Digital Turbine Inc.(a)(b)	2,088,945	36,493,869
Domo Inc., Class B(a)(b)	695,305	19,329,479
Duck Creek Technologies Inc.(a)(b)	1,717,837	25,509,879
E2open Parent Holdings Inc.(a)(b)	4,594,904	35,748,353
Ebix Inc.(b)	610,780	10,322,182
eGain Corp.(a)(b)	467,927	4,562,288
Enfusion Inc., Class A(a)(b)	577,389	5,895,142
EngageSmart Inc.(a)(b)	816,701	13,132,552
Envestnet Inc.(a)(b)	1,178,862	62,208,548
Everbridge Inc.(a)(b)	906,311	25,277,014
EverCommerce Inc.(a)(b)	633,640	5,728,106
ForgeRock Inc., Class A (a)(b)	614,318	13,158,692
Greenidge Generation Holdings Inc.(a)(b)	210,421	534,469
GTY Technology Holdings Inc.(a)	949,161	5,941,748
Instructure Holdings Inc.(a)(b)	376,125	8,538,037
Intapp Inc.(a)(b)	300,399	4,397,841
InterDigital Inc.	701,531	42,653,085
IronNet Inc.(a)(b)	1,391,274	3,074,715

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Kaleyra Inc.(a)(b)	580,489	$1,184,198
KnowBe4 Inc., Class A(a)(b)	1,649,127	25,759,364
Latch Inc.(a)(b)	1,588,842	1,811,280
LivePerson Inc.(a)(b)	1,632,658	23,085,784
LiveRamp Holdings Inc.(a)(b)	1,529,535	39,477,298
Marathon Digital Holdings Inc.(a)(b)	2,326,069	12,421,208
Matterport Inc.(a)(b)	4,888,704	17,892,657
MeridianLink Inc.(a)(b)	533,047	8,901,885
MicroStrategy Inc., Class A(a)(b)	215,389	35,388,413
Mitek Systems Inc.(a)(b)	974,117	9,000,841
Model N Inc.(a)(b)	832,289	21,289,953
Momentive Global Inc.(a)	3,054,262	26,877,506
N-able Inc.(a)(b)	1,485,728	13,371,552
NextNav Inc.(a)(b)	1,012,479	2,298,327
Olo Inc., Class A(a)(b)	2,066,913	20,400,431
ON24 Inc.(a)(b)	918,962	8,720,949
OneSpan Inc.(a)(b)	806,514	9,597,517
PagerDuty Inc.(a)(b)	1,935,810	47,969,372
Ping Identity Holding Corp.(a)(b)	1,772,128	32,146,402
Progress Software Corp.(b)	984,750	44,609,175
PROS Holdings Inc.(a)(b)	930,083	24,396,077
Q2 Holdings Inc.(a)(b)	1,270,413	48,999,829
Qualys Inc.(a)(b)	880,560	111,073,838
Rapid7 Inc.(a)(b)	1,316,152	87,918,954
Rimini Street Inc.(a)(b)	1,098,281	6,600,669
Riot Blockchain Inc.(a)(b)	2,704,908	11,333,564
SailPoint Technologies Holdings Inc.(a)(b)	2,102,619	131,792,159
Sapiens International Corp. NV.	706,683	17,094,662
SecureWorks Corp., Class A(a)(b)	231,668	2,515,914
ShotSpotter Inc.(a)(b)	199,286	5,362,786
Sprout Social Inc., Class A(a)(b)	1,041,627	60,487,280
SPS Commerce Inc.(a)(b)	814,472	92,076,060
Sumo Logic Inc.(a)(b)	2,016,520	15,103,735
Telos Corp.(a)(b)	1,209,785	9,775,063
Tenable Holdings Inc.(a)(b)	2,484,130	112,804,343
Terawulf Inc.(a)(b)	536,398	643,678
Upland Software Inc.(a)(b)	654,608	9,504,908
UserTesting Inc.(a)(b)	1,017,619	5,108,447
Varonis Systems Inc.(a)(b)	2,463,036	72,216,215
Verint Systems Inc.(a)(b)	1,461,736	61,904,520
Veritone Inc.(a)(b)	771,616	5,038,652
Viant Technology Inc., Class A(a)(b)	260,947	1,325,611
Vonage Holdings Corp.(a)(b)	5,809,997	109,460,343
Weave Communications Inc.(a)	147,093	447,163
WM Technology Inc.(a)(b)	1,562,755	5,141,464
Workiva Inc.(a)(b)	1,083,418	71,494,754
Xperi Holding Corp.	2,426,476	35,014,049
Yext Inc.(a)(b)	2,786,958	13,321,659
Zeta Global Holdings Corp.(a)	698,187	3,155,805
Zuora Inc., Class A(a)(b)	2,641,069	23,637,568
		2,753,456,572
Specialty Retail — 2.2%
Aaron’s Co. Inc. (The)	715,643	10,412,606
Abercrombie & Fitch Co., Class A(a)(b)	1,112,277	18,819,727
Academy Sports & Outdoors Inc.(b)	1,889,825	67,164,380
American Eagle Outfitters Inc.	3,520,429	39,358,396
America’s Car-Mart Inc./TX(a)(b)	140,404	14,124,642
Arko Corp.	1,913,635	15,615,262
Asbury Automotive Group Inc.(a)(b)	499,240	84,541,302
Bed Bath & Beyond Inc.(a)(b)	1,829,062	9,090,438
Security	Shares	Value

Specialty Retail (continued)
Big 5 Sporting Goods Corp.(b)	489,873	$5,491,476
Boot Barn Holdings Inc.(a)(b)	666,777	45,947,603
Buckle Inc. (The)	687,106	19,025,965
Build-A-Bear Workshop Inc., Class A	322,133	5,289,424
Caleres Inc.	808,810	21,223,174
Camping World Holdings Inc., Class A(b)	873,213	18,852,669
Cato Corp. (The), Class A	482,807	5,605,389
Chico’s FAS Inc.(a)(b)	2,810,259	13,966,987
Children’s Place Inc. (The)(a)(b)	313,648	12,207,180
Citi Trends Inc.(a)(b)	194,119	4,590,914
Conn’s Inc.(a)(b)	327,209	2,624,216
Container Store Group Inc. (The)(a)(b)	737,517	4,594,731
Designer Brands Inc., Class A(b)	1,297,059	16,939,591
Destination XL Group Inc.(a)(b)	1,198,224	4,061,979
EVgo Inc.(a)	1,592,544	9,571,189
Express Inc.(a)	1,359,086	2,663,809
Foot Locker Inc.	1,882,450	47,531,863
Genesco Inc.(a)(b)	295,438	14,745,311
Group 1 Automotive Inc.(b)	363,124	61,658,455
GrowGeneration Corp.(a)(b)	1,281,057	4,598,995
Guess? Inc.(b)	771,787	13,158,968
Haverty Furniture Companies Inc.	354,427	8,215,618
Hibbett Inc.(b)	286,820	12,536,902
JOANN Inc.(b)	274,850	2,130,088
LL Flooring Holdings Inc.(a)(b)	654,944	6,136,825
MarineMax Inc.(a)(b)	481,078	17,376,537
Monro Inc.	741,713	31,804,653
Murphy USA Inc.(b)	503,948	117,354,371
National Vision Holdings Inc.(a)(b)	1,818,002	49,995,055
ODP Corp. (The)(a)	978,636	29,593,953
OneWater Marine Inc., Class A(a)	237,760	7,857,968
Party City Holdco Inc.(a)(b)	2,555,311	3,373,011
Rent-A-Center Inc./TX	1,223,847	23,803,824
Sally Beauty Holdings Inc.(a)(b)	2,451,628	29,223,406
Shoe Carnival Inc.	435,557	9,412,387
Signet Jewelers Ltd.(b)	1,044,246	55,825,391
Sleep Number Corp.(a)(b)	505,797	15,654,417
Sonic Automotive Inc., Class A	463,792	16,988,701
Sportsman’s Warehouse Holdings Inc.(a)(b)	998,481	9,575,433
Tile Shop Holdings Inc.	576,053	1,768,483
Tilly’s Inc., Class A	509,549	3,577,034
Torrid Holdings Inc.(a)(b)	389,451	1,682,428
TravelCenters of America Inc.(a)(b)	287,591	9,913,262
Urban Outfitters Inc.(a)(b)	1,509,634	28,169,770
Volta Inc.(a)	2,753,785	3,579,921
Warby Parker Inc.(a)(b)	1,907,423	21,477,583
Winmark Corp.	62,114	12,147,635
Zumiez Inc.(a)(b)	379,135	9,857,510
		1,132,508,807
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,891,059	28,043,272
Avid Technology Inc.(a)(b)	803,281	20,845,142
CompoSecure Inc.(a)(b)	129,637	674,113
Corsair Gaming Inc.(a)(b)	865,007	11,357,542
Diebold Nixdorf Inc.(a)(b)	1,676,704	3,806,118
Eastman Kodak Co.(a)(b)	1,269,839	5,892,053
IonQ Inc.(a)(b)	2,654,514	11,626,771
Quantum Corp.(a)	1	2
Super Micro Computer Inc.(a)(b)	1,024,121	41,323,282
Turtle Beach Corp.(a)(b)	347,845	4,254,144

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.	2,631,740	$39,081,339
		166,903,778
Textiles, Apparel & Luxury Goods — 0.6%
Allbirds Inc.(a)(b)	2,199,276	8,643,155
Crocs Inc.(a)(b)	1,373,942	66,869,757
Ermenegildo Zegna Holditalia SpA(a)	1,053,930	11,118,962
Fossil Group Inc.(a)(b)	1,104,847	5,712,059
G-III Apparel Group Ltd.(a)(b)	993,356	20,095,592
Kontoor Brands Inc.	1,257,820	41,973,453
Movado Group Inc.	342,311	10,587,679
Oxford Industries Inc.	348,221	30,901,132
PLBY Group Inc.(a)(b)	685,807	4,389,165
Rocky Brands Inc.	152,146	5,200,350
Steven Madden Ltd.	1,779,673	57,323,267
Superior Group of Companies Inc.	264,059	4,687,047
Unifi Inc.(a)	305,738	4,298,676
Wolverine World Wide Inc.	1,795,112	36,189,458
		307,989,752
Thrifts & Mortgage Finance — 1.4%
Axos Financial Inc.(a)(b)	1,304,250	46,757,363
Blue Foundry Bancorp(a)(b)	643,265	7,712,747
Bridgewater Bancshares Inc.(a)(b)	503,180	8,121,325
Capitol Federal Financial Inc.	2,912,471	26,736,484
Columbia Financial Inc.(a)(b)	792,079	17,275,243
Enact Holdings Inc.(b)	680,773	14,623,004
Essent Group Ltd.	2,398,367	93,296,476
Federal Agricultural Mortgage Corp., Class C, NVS	212,169	20,718,303
Finance of America Companies Inc., Class A(a)(b)	535,219	840,294
Flagstar Bancorp. Inc.	1,138,947	40,375,671
Greene County Bancorp. Inc.	75,460	3,417,583
Hingham Institution For Savings (The)(b)	34,029	9,656,409
Home Bancorp. Inc.	175,332	5,984,081
Home Point Capital Inc.(b)	176,257	690,928
Kearny Financial Corp./MD	1,475,938	16,397,671
Luther Burbank Corp.	364,774	4,760,301
Merchants Bancorp./IN(b)	368,445	8,352,648
Mr Cooper Group Inc.(a)(b)	1,647,443	60,527,056
NMI Holdings Inc., Class A(a)	1,928,860	32,115,519
Northfield Bancorp. Inc.	1,019,200	13,280,176
PCSB Financial Corp.	305,538	5,832,721
PennyMac Financial Services Inc.	688,609	30,099,099
Pioneer Bancorp. Inc./NY(a)(b)	266,583	2,612,513
Provident Bancorp. Inc.	358,072	5,621,731
Provident Financial Services Inc.	1,658,436	36,916,785
Radian Group Inc.	3,959,694	77,807,987
Southern Missouri Bancorp. Inc.	178,668	8,086,514
Sterling Bancorp Inc./MI(a)	239,959	1,367,766
TrustCo Bank Corp. NY	411,892	12,702,749
Velocity Financial Inc.(a)(b)	198,025	2,176,295
Walker & Dunlop Inc.	682,841	65,784,902
Waterstone Financial Inc.	509,495	8,686,890
WSFS Financial Corp.(b)	1,406,514	56,387,146
		745,722,380
Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	3,621,641	7,714,095
Turning Point Brands Inc.	328,305	8,906,915
Universal Corp./VA	535,149	32,376,515
Vector Group Ltd.	3,213,407	33,740,773
		82,738,298
Security	Shares	Value

Trading Companies & Distributors — 1.5%
Alta Equipment Group Inc.(a)	431,892	$3,874,071
Applied Industrial Technologies Inc.	863,554	83,047,988
Beacon Roofing Supply Inc.(a)(b)	1,236,958	63,530,163
BlueLinx Holdings Inc.(a)(b)	211,928	14,158,910
Boise Cascade Co.	905,517	53,869,206
Custom Truck One Source Inc.(a)(b)	1,284,531	7,193,374
Distribution Solutions Group Inc.(a)(b)	111,144	5,711,690
DXP Enterprises Inc./TX(a)	348,692	10,680,436
GATX Corp.(b)	799,733	75,302,859
Global Industrial Co.	286,982	9,691,382
GMS Inc.(a)(b)	984,842	43,825,469
H&E Equipment Services Inc.	727,442	21,073,995
Herc Holdings Inc.	583,898	52,638,405
Hudson Technologies Inc.(a)(b)	980,506	7,363,600
Karat Packaging Inc.(a)(b)	104,720	1,786,523
McGrath RentCorp.	536,539	40,776,964
MRC Global Inc.(a)(b)	1,890,678	18,831,153
NOW Inc.(a)(b)	2,458,983	24,048,854
Rush Enterprises Inc., Class A(b)	937,694	45,196,851
Rush Enterprises Inc., Class B	150,363	7,459,508
Textainer Group Holdings Ltd.	1,057,089	28,974,809
Titan Machinery Inc.(a)	437,803	9,811,165
Transcat Inc.(a)(b)	164,038	9,318,999
Triton International Ltd.	1,441,215	75,879,970
Veritiv Corp.(a)(b)	333,976	36,253,095
		750,299,439
Water Utilities — 0.5%
American States Water Co.(b)	838,427	68,340,185
Artesian Resources Corp., Class A, NVS	182,079	8,952,824
California Water Service Group(b)	1,217,970	67,658,233
Global Water Resources Inc.	288,941	3,816,911
Middlesex Water Co.	377,518	33,100,778
Pure Cycle Corp.(a)(b)	439,694	4,634,375
SJW Group	612,923	38,252,524
York Water Co. (The)	297,548	12,029,866
		236,785,696
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	1,128,450	18,269,606
KORE Group Holdings Inc.(a)	555,943	1,706,745
Shenandoah Telecommunications Co.(b)	1,087,652	24,145,874
Telephone and Data Systems Inc.	2,297,403	36,275,993
United States Cellular Corp.(a)	349,228	10,113,643
		90,511,861
Total Common Stocks — 99.8%
(Cost: $75,991,151,631)		51,282,375,084

Warrants

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., (Expires 09/01/24)(a)	92,645	1,241,443
Whiting Petroleum Corp., (Expires 09/01/25)(a)(b)	46,322	486,381
		1,727,824
Total Warrants — 0.0%
(Cost: $11,350,881)		1,727,824

Total Long-Term Investments — 99.8%
(Cost: $76,002,502,512)		51,284,102,908

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	5,831,113,903	$5,830,530,791
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	90,700,000	90,700,000

Total Short-Term Securities — 11.5%
(Cost: $5,920,629,991)		5,921,230,791

Total Investments in Securities — 111.3%
(Cost: $81,923,132,503)		57,205,333,699

Liabilities in Excess of Other Assets — (11.3)%		(5,808,457,663)

Net Assets — 100.0%		$51,396,876,036

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,977,476,546	$—		$(147,603,858	)(a)	$(13,248)	$671,351	$5,830,530,791	5,831,113,903	$14,897,374	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,200,000	30,500,000	(a)	—		—	—	90,700,000	90,700,000	202,589		—
						$(13,248)	$671,351	$5,921,230,791		$15,099,963		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1,556	09/16/22	$132,882	$(2,792,088)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
June 30, 2022

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$51,280,787,667	$871,018	$716,399	$51,282,375,084
Warrants	1,727,824	—	—	1,727,824
Money Market Funds	5,921,230,791	—	—	5,921,230,791
	$57,203,746,282	$871,018	$716,399	$57,205,333,699
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,792,088)	$—	$—	$(2,792,088)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust